AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
--------------------------------------------------------------------------------

                                                             FILE NOS. 333-00999
                                                                        811-7541

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 5 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 7 /X/

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

   RICHARD T. CHOI, ESQUIRE                      TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS           ALLSTATE LIFE FINANCIAL SERVICES, INC.
 1050 CONNECTICUT AVENUE, N.W.                      3100 SANDERS ROAD
           SUITE 825                               NORTHBROOK, IL 60062
  WASHINGTON, D.C. 20036-5366


            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                 / / This post-effective amendment designates a
                    new effective date for a previously filed
                            post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.

                     THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company              Prospectus dated May 1, 1999
P.O. Box 94042
Palatine, IL 60094 or
Telephone Number: 1-800-755-5275


Glenbrook Life and Annuity Company ("Glenbrook") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 22 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 20 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("Funds"):

o  AIM Variable Insurance Funds, Inc.                   o    Dreyfus Stock Index Fund
o  American Century Variable Portfolios (VP), Inc.      o    Fidelity Variable Insurance Products Fund (VIP)
o  Dreyfus Variable Investment Fund (VIF)               o    Fidelity Variable Insurance Products Fund II (VIPII)
o  The Dreyfus Socially Responsible Growth Fund, Inc.   o    MFS(R) Variable Insurance Trust(sm)




Each Fund has  multiple  investment  portfolios  ("Portfolios").  Not all of the
Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

We (Glenbrook) have filed a Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov) You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                         The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

                         The Contracts may be distributed through broker-dealers
                         that  have   relationships   with  banks    or  other
        IMPORTANT        financial institutions or by employees of such banks.
        NOTICES          However, the Contracts are not deposits, or obligations
                         of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

                         The Contracts are not FDIC insured.

TABLE OF CONTENTS

------------------------------------------------------------------------------



                                                                                                                  Page
                                 Important Terms......................................................
          Overview               The Contract At A Glance.............................................
                                 How the Contract Works...............................................
                                 Expense Table........................................................
                                 Financial Information................................................



                                 The Contract.........................................................
                                 Purchases............................................................
                                 Contract Value.......................................................
                                 Investment Alternatives..............................................
                                          The Variable Sub-Accounts...................................
                                          The Fixed Account Options...................................
                                          Transfers...................................................
      Contract Features          Expenses.............................................................
                                 Access To Your Money.................................................
                                 Income Payments......................................................
                                 Death Benefits.......................................................



                                 More Information About:
                                          Glenbrook...................................................
                                          The Variable Account........................................
                                          The Portfolios..............................................
      Other Information                   The Contract................................................
                                          Qualified Plans.............................................
                                          Legal Matters...............................................
                                          Year 2000...................................................
                                 Taxes................................................................
                                 Annual Reports and Other Documents...................................
                                 Experts..............................................................
                                 Performance Information..............................................
                                 Appendix A--Accumulation Unit Values.................................
                                 Appendix B - Market Value Adjustment ................................
                                 Statement of  Additional Information Table of Contents...............



IMPORTANT TERMS

------------------------------------------------------------------------------



This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                          Page

         Accumulation Phase...............................................
         Accumulation Unit ...............................................
         Accumulation Unit Value .........................................
         Anniversary Values...............................................
         Annuitant........................................................
         Automatic Additions Plan.........................................
         Automatic Portfolio Rebalancing Program..........................
         Beneficiary......................................................
         Cancellation Period..............................................
         *Contract .......................................................
         Contract Anniversary.............................................
         Contract Owner ("You") ..........................................
         Contract Value ..................................................
         Contract  Year...................................................
         Death Benefit Anniversary .......................................
         Dollar Cost Averaging Program....................................
         Due Proof of Death...............................................
         Enhanced Death  Benefit Rider....................................
         Fixed Account Options ...........................................
         Free Withdrawal Amount ..........................................
         Portfolios.......................................................
         Glenbrook ("We").................................................
         Guarantee  Periods...............................................
         Income Plan .....................................................
         Investment Alternatives .........................................
         Issue Date ......................................................
         Market Value Adjustment .........................................
         Payout Phase.....................................................
         Payout Start Date  ..............................................
         Portfolios.......................................................
         Qualified Contracts..............................................
         SEC..............................................................
         Settlement  Value ...............................................
         Systematic Withdrawal Program....................................
         Valuation Date...................................................
         Variable Account ................................................
         Variable Sub-Account ............................................


        * In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

------------------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

  ---------------------------------- -----------------------------------------

      Flexible Payments
                                     You can purchase a Contract with as little as $3,000 ($2,000 for Qualified Contracts, which are Contracts issued with qualified plans. You can add to your Contract as often and as much as you like, but each payment must be at least $50. You must maintain a minimum account size of $2,000.

  ---------------------------------- -----------------------------------------

      Right to  Cancel               You may  cancel  your  Contract within
                                     20 days of  receipt  or any  longer period
                                     as   your   state   may    require
                                     ("Cancellation Period"). Upon cancellation,
                                     we  will  return  your  purchase   payments
                                     adjusted, to the extent state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.

  ---------------------------------- -----------------------------------------


      Expenses                       You will bear the following expenses:

                                     o    Total  Variable  Account  annual  fees
                                          equal to 1.35% of  average  daily  net
                                          assets   (1.45%  if  you   select  the
                                          Enhanced Death Benefit Rider)
                                     o    Annual contract maintenance charge of
                                          $35 (with  certain exceptions)
                                     o    Withdrawal charges  ranging  from 0%
                                          to 6% of purchase payment withdrawn
                                          (with certain exceptions)
                                     o    Transfer fee of $10 after 12th
                                          transfer in any Contract Year (fee
                                          currently waived)
                                     o    State premium tax (if your state
                                          imposes one)

                                     In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

  ---------------------------------- -----------------------------------------

      Investment                     The Contract offers 22 investment
      Alternatives                   alternatives including:
                                     o    2 Fixed Account Options (which credi
                                          interest at rates we guarantee)
                                     o    20 Variable Sub-Accounts  investing in
                                          Portfolios offering professional money
                                          management    by   these    investment
                                          advisers:

                                          o   A I M Advisors, Inc.
                                          o   American Century Investment
                                              Management, Inc.
                                          o   The Dreyfus Corporation
                                          o   Fidelity Management & Research
                                              Company
                                          o   Massachusetts Financial Services

                                     To find out current rates being paid on the Fixed Account Options or how the Variable Sub-Accounts have performed, call us at 1-800-755-5275.

  ---------------------------------- -----------------------------------------


      Special Services               For your convenience, we offer these
                                     special services:

                                     o   Automatic Portfolio Rebalancing Program
                                     o   Automatic Additions Program
                                     o   Dollar Cost Averaging Program
                                     o   Systematic Withdrawal Program

  ---------------------------------- ----------------------------------------


      Income Payments                You  can  choose   fixed  income
                                     payments,  variable income  payments,  or a
                                     combination  of the  two.  You can  receive
                                     your   income   payments   in  one  of  the
                                     following ways:

                                     o   life income with guaranteed payments
                                     o   a "joint and survivor" life income with
                                         guaranteed payments
                                     o   guaranteed payments for a specified
                                         period  (5 to 30 years)

  ---------------------------------- -----------------------------------------


      Death Benefits                 If you or the  Annuitant  (if the
                                     Contract is owned by a non-natural  person)
                                     die before the Payout  Start Date,  we will
                                     pay  the  death  benefit  described  in the
                                     Contract.   We  offer  an  Enhanced   Death
                                     Benefit Rider.

  ---------------------------------- -----------------------------------------


      Transfers                      Before  the  Payout  Start  Date,  you  may
                                     transfer  your  Contract  value  ("Contract
                                     Value") among the investment alternatives, with certain restrictions.

                                     We do  not  currently  impose  a  fee  upon
                                     transfers. However, we reserve the right to
                                     charge  $10 per  transfer  after  the  12th
                                     transfer in each "Contract  Year," which we
                                     measure   from  the  date  we  issue   your
                                     contract   or   a   Contract    anniversary
                                     ("Contract Anniversary").

  ---------------------------------- -----------------------------------------


      Withdrawals                     You  may  withdraw  some  or all  of  your
                                      Contract  Value  at  anytime  prior to the
                                      Payout  Start Date.  In general,  you must
                                      withdraw  at  least  $50 at a time.  A 10%
                                      federal  tax  penalty  may  apply  if  you
                                      withdraw  before you are 59 1/2 years old.
                                      A  withdrawal   charge  and  Market  Value
                                      Adjustment also may apply.

  ---------------------------------- -----------------------------------------

HOW THE CONTRACT WORKS

------------------------------------------------------------------------------


     The  Contract basically works in two ways.

            First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 22 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the two Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

            Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

     The timeline below illustrates how you might use your Contract.


  Issue                                               Payout Start
  Date             Accumulation Phase                     Date            Payout Phase
--------------------------------------------------------------------------------------------------------------------
                   You save for retirement
|                                                           |                                |                   ?

You buy                                               You elect to receive income      You can receive     Or you can receive
a Contract                                            payments or receive a            income payments     income payments
                                                      lump sum payment                 for a set period    for life

     As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

     Please call us at 1-800-755-5275 if you have any question about how the Contract works.

EXPENSE TABLE

------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


         ---------------------------------------------------------------------

         CONTRACT OWNER TRANSACTION EXPENSES

         Withdrawal Charge (as a percentage of purchase payments)*


         Number of Complete Years
         Since We Received the
         Purchase Payment Being
         Withdrawn:                0    1     2     3     4     5       6+

         Applicable Charge:        6%   6%    5%    5%    4%    3%      0%

         Annual Contract Maintenance Charge...........................$35.00**
         Transfer Fee................................................$10.00***

         -------------------

         * Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

         ** We will waive this charge in certain cases.  See "Expenses."

         ***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


         ---------------------------------------------------------------------

         ---------------------------------------------------------------------

         VARIABLE ACCOUNT ANNUAL EXPENSES
         (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

         Mortality and Expense Risk Charge............................1.25%*
         Administrative Expense Charge................................0.10%
                   Total Variable Account Annual Expenses.............1.35%


         -------------------

         *If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.35%.

         --------------------------------------------------------------------

          PORTFOLIO   ANNUAL   EXPENSES   (After   Voluntary    Reductions   and
          Reimbursements) (as a percentage of Portfolio average daily assets)


                                                                                                       Total Portfolio
Portfolio                                                 Management Fees        Other Expenses        Annual Expenses
---------                                                 ---------------        --------------        ---------------

AIM V.I. Capital Appreciation Fund                             0.62%                 0.05%                  0.67%
AIM V.I. Diversified Income Fund                               0.60%                 0.17%                  0.77%
AIM V.I. Growth and Income Fund                                0.61%                 0.04%                  0.65%
AIM V.I. Global Utilities Fund                                 0.65%                 0.46%                  1.11%
AIM V.I. Government Securities Fund                            0.50%                 0.26%                  0.76%
AIM V.I. Growth Fund                                           0.64%                 0.08%                  0.72%
AIM V.I. International Equity Fund                             0.75%                 0.16%                  0.91%
AIM V.I. Value Fund                                            0.61%                 0.05%                  0.66%
American Century VP Balanced                                   0.97%                  0.0%                  0.97%
American Century VP International                              1.47%                  0.0%                  1.47%
VIP Growth(1)                                                  0.59%                 0.07%                  0.66%
VIP High Income                                                0.58%                 0.12%                  0.70%
VIP Equity-Income(1)                                           0.49%                 0.08%                  0.57%
VIP II Contrafund(1)                                           0.59%                 0.07%                  0.66%
Dreyfus Socially Responsible Growth Fund                       0.75%                 0.05%                  0.80%
Dreyfus Stock Index Fund                                       0.25%                 0.01%                  0.26%
VIF Small Company Stock                                        0.75%                 0.23%                  0.98%
VIF Growth and Income                                          0.75%                 0.03%                  0.78%
VIF Money Market                                               0.50%                 0.06%                  0.56%
MFS Emerging Growth                                            0.75%                 0.10%                  0.85%
MFS Limited Maturity(2)                                        0.55%                 0.48%                  1.03%


(1) Absent expense offset and other arrangements that reduce expenses, total Portfolio annual expenses expressed as a percentage of average net assets of the Portfolios would have been 0.68% for VIP Growth, 0.58% for VIP Equity-Income, and 0.70% for VIP II Contrafund.

(2) The total Portfolio annual expenses shown do not reflect expense offset and other arrangements, and are therefore higher than the actual expenses of the Portfolio.



EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $1,000 in a Variable Sub-Account,
o    earned a 5% annual return on your investment,
o    surrendered  your Contract at the end of each time period, and
o    elected the Enhanced Death Benefit Rider.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


VARIABLE SUB-ACCOUNT                                          1 Year         3 Years        5 Years         10 Years
--------------------                                          ------         -------        -------         --------

AIM V.I. Capital Appreciation                                      $73           $112            $144           $254
AIM V.I. Diversified Income                                        $74           $115            $149           $264
AIM V.I. Growth and Income                                         $73           $111            $143           $252
AIM V.I. Global Utilities Fund                                     $78           $125            $167           $299
AIM V.I. Government Securities                                     $74           $114            $149           $263
AIM V.I. Growth                                                    $74           $113            $147           $259
AIM V.I. International Equity                                      $76           $119            $156           $278
AIM V.I. Value                                                     $73           $111            $143           $253
American Century VP Balanced                                       $76           $119            $156           $277
American Century VP International                                  $82           $137            $186           $337
VIP Growth                                                         $74           $112            $144           $255
VIP High Income                                                    $74           $113            $146           $257
VIP Equity-Income                                                  $73           $109            $139           $244
VIP II Contrafund                                                  $74           $113            $146           $257
Dreyfus Socially Responsible Growth                                $75           $116            $151           $267
Dreyfus Stock Index Fund                                           $69           $ 99            $123           $210
VIF Small Company Stock                                            $77           $121            $160           $286
VIF Growth and Income                                              $75           $115            $150           $265
VIF Money Market                                                   $72           $108            $138           $242
MFS Emerging Growth                                                $75           $117            $153           $272
MFS Limited Maturity                                               $77           $123            $162           $291


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract.


VARIABLE SUB-ACCOUNT                                          1 Year         3 Years          5 Years        10 Years
--------------------                                          ------         -------          -------        --------

AIM V.I. Capital Appreciation                                      $22             $69            $118           $254
AIM V.I. Diversified Income                                        $23             $72            $124           $264
AIM V.I. Growth and Income                                         $22             $69            $117           $252
AIM V.I. Global Utilities                                          $27             $83            $141           $299
AIM V.I. Government Securities                                     $23             $72            $123           $263
AIM V.I. Growth                                                    $23             $71            $121           $259
AIM V.I. International Equity                                      $25             $77            $131           $278
AIM V.I. Value                                                     $22             $69            $118           $253
American Century VP Balanced                                       $25             $76            $130           $277
American Century VP International                                  $31             $95            $161           $337
VIP Growth                                                         $23             $70            $119           $255
VIP High Income                                                    $23             $70            $120           $257
VIP Equity-Income                                                  $22             $66            $114           $244
VIP II Contrafund                                                  $23             $70            $120           $257
Dreyfus Socially Responsible Growth                                $24             $73            $125           $267
Dreyfus Stock Index Fund                                           $18             $56            $ 97           $210
VIF Small Company Stock                                            $26             $79            $134           $286
VIF Growth and Income                                              $24             $73            $124           $265
VIF Money Market                                                   $21             $66            $113           $242
MFS Emerging Growth                                                $24             $75            $128           $272
MFS Limited Maturity                                               $26             $80            $137           $291


Please remember that you are looking at examples and not a representation of past or future earnings. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death Benefit Rider with a mortality and expense risk charge of 1.35%. If that rider were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $47,490.

FINANCIAL INFORMATION

------------------------------------------------------------------------------



To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

THE CONTRACT

------------------------------------------------------------------------------



CONTRACT OWNER

The Glenbrook Provider Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     o    the investment alternatives during the Accumulation and Payout Phases,
     o    the amount and timing of your purchase payments and withdrawals,
     o    the programs you want to use to invest or withdraw money,
     o    the income payment plan you want to use to receive retirement income,
     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,
     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and
     o    any other rights that the Contract provides.

If you die, any surviving Contract owner, or , if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page __.


ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

(i)      the youngest Contract owner; otherwise,
(ii)     the youngest Beneficiary.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

o        your spouse or, if he or she is no longer alive,
o        your surviving children equally, or if you have no surviving children,
o        your estate.

If more than one Beneficiary survives you (or survives the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

------------------------------------------------------------------------------



MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your sales representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

CONTRACT VALUE

------------------------------------------------------------------------------



Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on page __ below.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

------------------------------------------------------------------------------



You may allocate your purchase payments to up to 23 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


------------------------------------------ -------------------------------------------------------- ----------------------
Portfolio:                                 Each Portfolio Seeks:                                      Investment Adviser:
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Capital Appreciation Fund         Growth of capital




                                                                                                     AIM Advisors, Inc.
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Diversified Income Fund           A high level of current income
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Global Utilities Fund             To achieve a high level of current income and,
                                           secondarily, growth of capital
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Government Securities Fund        A high level of current income consistent with
                                           reasonable concern for safety of principal
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Growth Fund                       Growth of capital
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Growth and Income Fund            Growth of capital with a secondary objective of
                                           current income
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. International Equity Fund         Long-term growth of capital
------------------------------------------ -------------------------------------------------------- ----------------------
AIM V.I. Value Fund                        Long-term growth of capital
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios (VP), Inc.
------------------------------------------ -------------------------------------------------------- ----------------------
American Century VP Balanced               Long-term capital growth and current income                American Century
                                                                                                         Investment
                                                                                                      Management, Inc.
------------------------------------------ -------------------------------------------------------- ----------------------
American Century VP International          Long-term capital growth around the world
------------------------------------------ -------------------------------------------------------- ----------------------

------------------------------------------ -------------------------------------------------------- ---------------------
Portfolio:                                 Each Portfolio Seeks:                                     Investment Adviser:
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (VIF); The Dreyfus Socially Responsible Growth Fund, Inc.; and Dreyfus Stock Index
Fund (collectively, the Dreyfus Funds)
-------------------------------------------------------------------------------------------------------------------------
VIF                                        Growth and Income  Long-term  capital
                                           growth,  current income and growth of
                                           income,  consistent  with  reasonable
                                           investment risk



                                                                                                            The
                                                                                                          Dreyfus
                                                                                                        Corporation
------------------------------------------ -------------------------------------------------------- ---------------------
VIF Money Market                           Current income as is consistent with the preservation
                                           of capital and the maintenance of liquidity
------------------------------------------ -------------------------------------------------------- ---------------------
VIF Small Company Stock                    Investment   returns   (consisting   of  capital
                                           appreciation  and income)  that are greater than
                                           the   total   return   performance   of   stocks
                                           represented by the Russell  2500(TM) Stock Index
                                           ("Russell 2500")

------------------------------------------ -------------------------------------------------------- ---------------------
The Dreyfus Socially Responsible Growth    Capital growth, with current income as a secondary goal
Fund, Inc.
------------------------------------------ -------------------------------------------------------- ---------------------
Dreyfus Stock Index Fund                   TO match the total return of the Standard &
                                           Poor's  500  Composite   Stock  Price Index

-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II (VIPII)
-------------------------------------------------- ------------------------------------------------ ---------------------
VIP II Contrafund                           Long-term Capital appreciation                           Fidelity Management
                                                                                                     & Research Company
------------------------------------------ -------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP)
-------------------------------------------------------------------------------------------------------------------------
VIP High Income                            High level or current income while also considering       Fidelity Management
                                           growth of capital                                         & Research Company
------------------------------------------ -------------------------------------------------------- ---------------------
VIP Equity-Income                          Reasonable income
------------------------------------------ -------------------------------------------------------- ---------------------
VIP Growth                                 Capital appreciation
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust SM
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------------------------------- ---------------------
MFS Emerging Growth Series                 Long-term growth of capital
                                                                                                       Massachusetts
                                                                                                         Financial
                                                                                                          Services
------------------------------------------ -------------------------------------------------------- ---------------------


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account Options


------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among two Fixed Account Options including a dollar cost averaging option and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Dollar Cost Averaging Fixed Account Option. Purchase payments that you allocate to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, we will transfer the remaining payment and associated earnings to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to this Option, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option. For current interest rate information, please contact your sales representative or our customer support unit at 1-800-755-5275.


GUARANTEE PERIODS

Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Glenbrook at 1-800-755-5275.

How We Credit Interest. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment..............................$10,000
Guarantee Period..............................5 years
Annual Interest Rate........................... 4.50%

                              END OF CONTRACT YEAR

                                             YEAR 1       YEAR 2        YEAR 3        YEAR 4       YEAR 5
                                             ------       ------        ------        ------       ------
Beginning Contract Value                   $10,000.00
X (1 + Annual Interest Rate)                 X  1.045
                                           $10,450.00
Contract Value at end of Contract Year                  $10,450.00
X (1 + Annual Interest Rate)                              X  1.045
                                                        $10,920.25
Contract Value at end of Contract Year                                $10,920.25
X (1 + Annual Interest Rate)                                            X  1.045
                                                                      $11,411.66
Contract Value at end of Contract Year                                             $11,411.66
X (1 + Annual Interest Rate)                                                          X 1.045
                                                                                   $11,925.19
Contract Value at end of Contract Year                                                            $11,925.19
X (1 + Annual Interest Rate)                                                                        X  1.045
                                                                                                  $12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -$10,000)


This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make within the Free Withdrawal Amount as described on page __.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES:  Transfers


------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-755-5275 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

     Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the AIM V.I. Value Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Value Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the AIM V.I. Value Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES


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As a Contract  owner,  you will bear,  directly or  indirectly,  the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

o        total purchase payments equal $50,000 or more, or
o        all money is allocated to the Fixed Account.

In addition, we will waive the contract maintenance charge if total purchase payments are $50,000 or more as of the Payout Start Date.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise mortality and expense risk charge. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page ___, above. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o    on the Payout Start Date;

o the death of the Contract owner (Annuitant if Contract owner is not a natural person);

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

o    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

     1) you or the Annuitant, if the Contract owner are not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

     2) You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

     3) A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the
Annuitant's   immediate  family,  is  the  physician  prescribing  your  or  the
Annuitant's stay in a long term care facility.

Terminal Illness Waiver. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

     1) you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

     2)   you claim this benefit and deliver adequate proof of diagnosis to us.


You may exercise this benefit once during the life of your Contract.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages ___ above. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY


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You can  withdraw  some or all of your  Contract  Value at any time prior to the
Payout Start Date.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2)   An emergency exists as defined by the SEC; or

3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE

If your request for a partial withdrawal will reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and premium taxes.

INCOME PAYMENTS

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PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

o    at least 30 days after the Issue Date; and

o no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS

An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

o        fixed income payments;
o        variable income payments; or
o        a combination of the two.

The three Income Plans are:

         Income Plan 1 -- Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

         Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

         Income Plan 3 -- Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. We will deduct the mortality and expense risk charge from variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

o pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

o    reduce the frequency of your payments so that each payment will be at least
     $20.


VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2)   deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.


We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

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We will pay a death benefit prior to the Payout Start Date on:

1)   the death of any Contract owner or,

2) the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary.

A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

o    a certified copy of a death certificate,

o a certified copy of a decree of a court of competent jurisdiction as to the funding of death, or

o    any other proof acceptable to us.


Death Benefit Amount

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the value of the death benefit, or

2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3) the Contract Value on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

       (a) is the withdrawal amount;
       (b) is the Contract Value immediately prior to the withdrawal; and
       (c) is the Contract  value on the Death Benefit  Anniversary  adjusted by
           any  prior  purchase   payments  or   withdrawals   made  since  that
           Anniversary.


Enhanced Death Benefit Rider

For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the value of the Enhanced Death Benefit Rider, which is the greatest of the Anniversary Values as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

(a)  is the withdrawal amount,

(b)  is the Contract Value immediately prior to the withdrawal, and

(c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any non-forfeiture laws that govern the Contract.


Death Benefit Payments

A death benefit will be paid:

1) if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2) if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

o    the life of the Contract owner; or

o    a period not to exceed the life expectancy of the Contract owner; or

o the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION

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GLENBROOK

Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992.
Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 44 Variable Sub-Accounts, of which 20 are currently available for investment. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act. We also may add new Variable
Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

Distribution. Allstate Life Financial Services ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o        issuance of the Contracts;
o        maintenance of Contract owner records;
o        Contract owner services;
o        calculation of unit values;
o        maintenance of the Variable Account; and
o        preparation of Contract owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.


YEAR 2000

Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("Year 2000 Issue"). Glenbrook believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Glenbrook presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

TAXES

------------------------------------------------------------------------------



The following discussion is general and is not intended as tax advice. Glenbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o    made on or after the date the individual attains age 59 1/2,

o    made to a beneficiary after the Contract owner's death,

o    attributable to the Contract owner being disabled, or

o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;

     2)   made as a result of the Contract owner's death or disability;

     3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,

     4)   made under an immediate annuity, or

     5)   attributable to investment in the Contract before August 14, 1982.


You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


Tax Qualified Contracts

Contracts may be used as investments with certain qualified plans such as:

     o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
     o    Roth IRAs under Section 408A of the Code;
     o    Simplified Employee Pension Plans under Section 408(k) of the Code;
     o    Savings  Incentive  Match  Plans for  Employees  (SIMPLE)  Plans under
          Section 408(p) of the Code;
     o    Tax Sheltered Annuities under Section 403(b) of the Code;
     o    Corporate and Self Employed Pension and Profit Sharing Plans; and
     o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1)    on or after the date of employee
         o        attains age 59 1/2,
         o        separates from service,
         o        dies,
         o        becomes disabled, or
2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

Income Tax Withholding

Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

     1)   required minimum distributions, or

     2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

     3)   over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS


------------------------------------------------------------------------------


Glenbrook's annual report on Form 10-K for the year ended December 31, 1998 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents) , please write or call us at P.O. Box 94042, Palatine, IL 60094 (telephone :
1-800-755-5275).

EXPERTS

------------------------------------------------------------------------------

The financial statements and the related financial statement schedule incorporated in this prospectus by reference from Glenbrook's Annual Report on Form 10-K for the year ended December 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION

------------------------------------------------------------------------------



We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                   APPENDIX A
            Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception

                                  Basic Policy


For the Years Beginning January 1* and Ending December 31           1998
                                                                    ----

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $12.355
Number of Units Outstanding, End of Period                           6,547

AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $10.131
Number of Units Outstanding, End of Period                           9,663

AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $11.444
Number of Units Outstanding, End of Period                               0

AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $10.868
Number of Units Outstanding, End of Period                             692

AIM V.I. GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $13.490
Number of Units Outstanding, End of Period                          15,902

AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $12.897
Number of Units Outstanding, End of Period                          20,638

AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $11.445
Number of Units Outstanding, End of Period                           1,491

AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $13.299
Number of Units Outstanding, End of Period                          34,858

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.025
Accumulation Unit Value, End of Period                             $11.752
Number of Units Outstanding, End of Period                             344

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.618
Accumulation Unit Value, End of Period                             $12.134
Number of Units Outstanding, End of Period                           9,621

DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.813
Accumulation Unit Value, End of Period                             $13.286
Number of Units Outstanding, End of Period                           4,726

DREYFUS STOCK INDEX FUND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $12.830
Number of Units Outstanding, End of Period                          39,205

VIF SMALL COMPANY STOCK SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $11.161
Accumulation Unit Value, End of Period                             $10.359
Number of Units Outstanding, End of Period                             710

VIF GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.602
Accumulation Unit Value, End of Period                             $11.674
Number of Units Outstanding, End of Period                          15,709

VIF MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.198
Accumulation Unit Value, End of Period                             $10.582
Number of Units Outstanding, End of Period                             750

FIDELITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.685
Accumulation Unit Value, End of Period                             $14.713
Number of Units Outstanding, End of Period                           6,361

FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $11.071
Accumulation Unit Value, End of Period                             $14.205
Number of Units Outstanding, End of Period                           9,350

FIDELITY VIP HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.779
Accumulation Unit Value, End of Period                             $10.180
Number of Units Outstanding, End of Period                           5,530

FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $11.270
Number of Units Outstanding, End of Period                          40,266

MFS EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.999
Accumulation Unit Value, End of Period                             $14.566
Number of Units Outstanding, End of Period                           4,972

MFS LIMITED MATURITY SERIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.269
Accumulation Unit Value, End of Period                             $10.298
Number of Units Outstanding, End of Period                           1,014

* The AIM, Fidelity Equity Income, and Dreyfus Stock Index Variable Sub-Accounts commenced operations on January 26, 1998. The other Variable Sub-Accounts commenced operations on June 17, 1997, but had no material operations for the year ended December 31, 1997. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

            Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception

                 Basic Policy plus Enhanced Death Benefit Rider


For the Years Beginning January 1* and Ending December 31           1998
                                                                    ----

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $30.695
Number of Units Outstanding, End of Period                           5,197

AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $10.121
Number of Units Outstanding, End of Period                           8,931

AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $11.433
Number of Units Outstanding, End of Period                               0

AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $10.858
Number of Units Outstanding, End of Period                           7,546

AIM V.I. GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $13.477
Number of Units Outstanding, End of Period                          15,252

AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $12.885
Number of Units Outstanding, End of Period                          52,358

AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $11.434
Number of Units Outstanding, End of Period                           5,403

AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $13.287
Number of Units Outstanding, End of Period                          52,510

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.025
Accumulation Unit Value, End of Period                             $11.734
Number of Units Outstanding, End of Period                           5,196

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.618
Accumulation Unit Value, End of Period                             $12.116
Number of Units Outstanding, End of Period                           7,716

DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.813
Accumulation Unit Value, End of Period                             $13.265
Number of Units Outstanding, End of Period                           4,373

DREYFUS STOCK INDEX FUND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $12.820
Number of Units Outstanding, End of Period                          86,935

VIF SMALL COMPANY STOCK SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $11.161
Accumulation Unit Value, End of Period                             $10.343
Number of Units Outstanding, End of Period                           5,753

VIF GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.602
Accumulation Unit Value, End of Period                             $11.656
Number of Units Outstanding, End of Period                          18,031

VIF MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.198
Accumulation Unit Value, End of Period                             $10.566
Number of Units Outstanding, End of Period                          13,027

FIDELITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.685
Accumulation Unit Value, End of Period                             $14.691
Number of Units Outstanding, End of Period                           8,947

FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $11.071
Accumulation Unit Value, End of Period                             $14.184
Number of Units Outstanding, End of Period                          11,838

FIDELITY VIP HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.779
Accumulation Unit Value, End of Period                             $10.164
Number of Units Outstanding, End of Period                          28,509

FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000
Accumulation Unit Value, End of Period                             $11.259
Number of Units Outstanding, End of Period                          76,050

MFS EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.999
Accumulation Unit Value, End of Period                             $14.544
Number of Units Outstanding, End of Period                           6,085

MFS LIMITED MATURITY SERIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.269
Accumulation Unit Value, End of Period                             $10.273
Number of Units Outstanding, End of Period                           3,996

* The Enhanced Death Benefit Rider has been available since the contracts were first offered. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

                                   APPENDIX B

                             MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, a weighted average will be used.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                                    .9 x (I-J) x N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, out of a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                     $10,000 allocated to a Guarantee Period
Guarantee Period:                     5 years
Interest Rate:                         4.50%
Full Withdrawal:                      End of Contract Year 3


NOTE:  These examples assume that premium taxes are not applicable.

                  EXAMPLE 1: (Assumes Declining Interest Rates)

Step 1: Calculate Contract Value at End of Contract Year 3:        = 10,000.00 x (1.045)3= $11,411.66

Step 2: Calculate the Free Withdrawal Amount:                      = .15 x (10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:                           = .05 x (10,000.00 - 1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:
                                                                            I = 4.50%

                                                                            J = 4.20%

                                                                            N = 730 days = 2
                                                                                 365 days

                                                                   Market Value Adjustment Factor: .9 x (I-J) x N

                                                                   = .9 x (.045 - .042) x 2 = .0054



                                                                   Market  Value  Adjustment  = Market  Value  Adjustment
                                                                   Factor x Amount Subject to Market Value Adjustment:

                                                                   = .0054 x (11,411.66 - 1,500) = $53.52

Step 5:  Calculate  the amount  received by  Contract  owner as a
result of full withdrawal at the end of Contract Year 3:           = 11,411.66 - 425.00 + 53.52 = $11,040.18



                   EXAMPLE 2: (Assumes Rising Interest Rates)

Step 1: Calculate Contract Value at End of Contract Year 3:        = 10,000.00 x (1.045)3 = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:                      = .15 x (10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:                           = .05 x (10,000.00 - 1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:
                                                                            I = 4.50%

                                                                            J = 4.80%

                                                                            N = 730 days = 2
                                                                                 365 days



                                                                   Market Value Adjustment Factor: .9 x (I-J) x N

                                                                            = .9 x (.045 - .048) x (2) = -.0054


                                                                   Market  Value  Adjustment  = Market  Value  Adjustment
                                                                   Factor x Amount Subject to Market Value Adjustment:

                                                                   = -.0054 x (11,411.66 - 1,500) = -$53.52

Step 5:  Calculate  the amount  received by  Contract  owner as a
result of full withdrawal at the end of Contract Year 3:           = 11,411.66 - 425.00 - 53.52 = $10,933.14


         STATEMENT OF ADDITIONAL INFORMATION
                     TABLE OF CONTENTS


Description                                                           Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
              Transfers)
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements







                 -----------------------------------------------




This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.



                                  [back cover]

                    THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company               Prospectus dated May 1, 1999
P.O. Box 94042
Palatine, IL 60094 or
Telephone Number: 1-800-755-5275


Glenbrook Life and Annuity Company ("Glenbrook") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract  currently  offers 47 ("investment  alternatives").  The investment alternatives  include 3 fixed account options  ("Fixed Account  Options") and 44
variable   sub-accounts   ("Variable   Sub-Accounts")   of  the  Glenbrook  Life
Multi-Manager  Variable Account ("Variable Account").  Each Variable Sub-Account
invests exclusively in shares of the following mutual funds ("Funds"):


o  AIM Variable Insurance Funds, Inc.                  o  Fidelity Variable Insurance Products Fund II
o  American Century Variable Funds (VP), Inc.             (VIPII)
o  Dreyfus Variable Investment Fund (VIF)              o  Goldman Sachs Variable Insurance Trust
o  The Dreyfus Socially Responsible Growth,            o  Morgan Stanley Dean Witter Universal Funds, Inc.
   Inc.                                                o  MFS(R) Variable Insurance TrustSM
o  Dreyfus Stock Index Fund                            o  Neuberger Berman Advisers Management Trust
o  Fidelity Variable Insurance Products Fund (VIP)     o  STI Classic Variable Trust
   Products Fund (VIP)



Each Fund has  multiple  investment  portfolios  ("Portfolios").  Not all of the
Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

We (Glenbrook) have filed a Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http\\:www.gov.sec). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                 The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
   IMPORTANT
    NOTICES The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

                 The Contracts are not FDIC insured.


TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                            Page

                      Important Terms......................................................
     Overview         The Contract At A Glance.............................................
                      How the Contract Works...............................................
                      Expense Table........................................................
                      Financial Information................................................



                      The Contract.........................................................

                   Purchases...............................................................
                      Contract Value.......................................................
                      Investment Alternatives..............................................
                               The Variable Sub-Accounts...................................
                               The Fixed Account Options...................................
                               Transfers...................................................
 Contract Features    Expenses.............................................................
                      Access To Your Money.................................................
                      Income Payments......................................................
                      Death Benefits.......................................................



                      More Information About:
                               Glenbrook...................................................
                               The Variable Account........................................
                               The Portfolios..............................................
 Other Information             The Contract................................................
                               Qualified Plans.............................................
                               Legal Matters...............................................
                               Year 2000...................................................
                      Taxes................................................................
                      Annual Reports and Other Documents...................................
                      Experts..............................................................
                      Performance Information..............................................
                      Appendix A--Accumulation Unit Values.................................
                      Appendix B - Market Value Adjustment ................................
                      Statement of  Additional Information Table of
                      Contents.............................................................

IMPORTANT TERMS

--------------------------------------------------------------------------------



This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                            Page

      Accumulation Phase................................................
      Accumulation Unit ................................................
      Accumulation Unit Value ..........................................
      Anniversary Values................................................
      Annuitant.........................................................
      Automatic Additions Plan..........................................
      Automatic Portfolio Rebalancing Program...........................
      Beneficiary.......................................................
      Cancellation Period...............................................
      *Contract ........................................................
      Contract Anniversary..............................................
      Contract Owner ("You") ...........................................
      Contract Value ...................................................
      Contract  Year....................................................
      Death Benefit Anniversary ........................................
      Dollar Cost Averaging Program.....................................
      Due Proof of Death................................................
      Enhanced Death  Benefit Rider.....................................
      Enhanced Death and Income Benefit Combination Rider...............
      Fixed Account Options ............................................
      Free Withdrawal Amount ...........................................
      Portfolios........................................................
      Glenbrook ("We")..................................................
      Guarantee  Periods................................................
      Income Plan ......................................................
      Investment Alternatives ..........................................
      Issue Date .......................................................
      Market Value Adjustment ..........................................
      Payout Phase......................................................
      Payout Start Date  ...............................................
      Portfolios........................................................
      Qualified Contracts...............................................
      SEC...............................................................
      Settlement  Value ................................................
      Systematic Withdrawal Program.....................................
      Valuation Date....................................................
      Variable Account .................................................
      Variable Sub-Account .............................................


      *In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

--------------------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


 -------------------------------------------------------------------------------

    Flexible Payments   You can  purchase  a  Contract  with as little as $3,000
                        ($2,000 for "Qualified Contracts," which are Contracts issued with qualified plans. You can add to your Contract as often and as much as you like, but each payment must be at least $50. You must maintain a minimum account size of $2,000.


 -------------------------------------------------------------------------------

    Right to Cancel     You may cancel your  Contract  within 20 days of receipt
                        or  any  longer   period  as  your  state  may   require
                        ("Cancellation Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.


--------------------------------------------------------------------------------

    Expenses            You will bear the following expenses:

                        o Total Variable Account annual fees equal to 1.15% of average daily net assets (1.37% if you select the Enhanced Death Benefit Rider and 1.59% if you select the Enhanced Death and Income Benefit Combination Rider)
                        o Annual contract maintenance charge of $35 (with certain exceptions)
                        o Withdrawal charges ranging from 0% to 6% of purchase payment withdrawn (with certain exceptions)
                        o Transfer fee of $10 after 12th transfer in any Contract Year (fee currently waived)
                        o       State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.


 -------------------------------------------------------------------------------

    Investment
    Alternatives         The   Contract   offers  47   investment   alternatives
                         including:

                        o 3 Fixed Account Options (which credit interest at rates we guarantee)
                        o 44 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
                        o       A I M Advisors, Inc.
                        o       American Century Investment Management, Inc.
                        o       The Dreyfus Corporation
                        o       Fidelity Management & Research Company
                        o       Massachusetts Financial Services
                        o       Goldman Sachs Asset Management
                        o       Goldman Sachs Asset Management International
                        o       Morgan Stanley Asset Management, Inc.
                        o       Neuberger Berman Management, Inc.
                        o       STI Capital Management, N.A.

                        To find  out  current  rates  being  paid  on the  Fixed
                        Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-755-5275.

--------------------------------------------------------------------------------

    Special Services     For your convenience, we offer these special services:

                        o       Automatic Portfolio Rebalancing Program
                        o       Automatic Additions Program
                        o       Dollar Cost Averaging Program
                        o       Systematic Withdrawal Program


--------------------------------------------------------------------------------

    Income Payments     You can choose fixed income  payments,  variable  income
                        payments, or a combination of the two. You can receive your income payments in one of the following ways:

                        o       life income with guaranteed payments
                        o a "joint and survivor" life income with guaranteed payments
                        o guaranteed payments for a specified period (5 to 30 years)


--------------------------------------------------------------------------------

    Death Benefits      If you or the  Annuitant  (if the Contract is owned by a
                        non-natural person) die before the Payout Start Date, we will pay the death benefit described in the Contract. We offer an Enhanced Death Benefit Rider and an Enhanced
                        Death and Income Benefit Combination Rider.


--------------------------------------------------------------------------------

    Transfers           Before the Payout  Start  Date,  you may  transfer  your
                        Contract value ("Contract Value") among the investment alternatives, with certain restrictions. Transfers to a Guarantee Period of the Fixed Account must be at least
                        $50.

                        We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your contract or a Contract anniversary ("Contract Anniversary").


--------------------------------------------------------------------------------

    Withdrawals         You may withdraw some or all of your  Contract  Value at
                        anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. A 10% federal tax penalty may apply if you withdraw before you are 591/2years old. A withdrawal charge and Market Value
                        Adjustment also may apply.

--------------------------------------------------------------------------------

HOW THE CONTRACT WORKS

--------------------------------------------------------------------------------


      The Contract basically works in two ways.

      First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 47 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

      Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

      The timeline below illustrates how you might use your Contract.

 Issue                                  Payout Start
 Date        Accumulation Phase              Date       Payout Phase

------------------------------------------------------------------------------------------
   |         You save for retirement          |                       |                > ?

You buy                                 You elect to receive       You can          Or you can
a Contract                              income payments or         receive          receive
                                        receive a lump sum         income           income
                                        payment                    payments for     payments
                                                                   a set period     for life


      As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

      Please call us at 1-800-755-5275 if you have any question about how the Contract works.

EXPENSE TABLE

--------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


      ---------------------------------------------------------------------

      CONTRACT OWNER TRANSACTION EXPENSES

      Withdrawal Charge (as a percentage of purchase payments)*


      Number of Complete Years
      Since We Received the Purchase
      Payment Being Withdrawn:      0     1     2     3     4     5     6+

      Applicable Charge:            6%    6%    5%    5%    4%    3%    0%

      Annual Contract Maintenance Charge......................$35.00**
      Transfer Fee............................................$10.00***

      -------------------

      * Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

      ** We will waive this charge in certain cases.  See "Expenses."

      ***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


      ---------------------------------------------------------------------

      ---------------------------------------------------------------------

      VARIABLE ACCOUNT ANNUAL EXPENSES
      (as a percentage of average daily net asset value deducted from each Variable Sub-Account)
      Mortality and Expense Risk Charge...................1.05%*
      Administrative Expense Charge.......................0.10%
                Total Variable Account Annual Expenses....1.15%

      -------------------

      * If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.27%. If you select the Enhanced Death and Income Benefit Combination Rider, the mortality and expense risk charge is 1.49%.

      ---------------------------------------------------------------------

    PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements)
             (as a percentage of Portfolio average daily net assets)

                                                                     Total
                                          Management     Other     Portfolio
Portfolio                                    Fees      Expenses     Annual
                                                                   Expenses

AIM V.I. Balanced Fund(1)                   0.00%        1.18%       1.18%
AIM V.I. Capital Appreciation Fund          0.62%        0.05%       0.67%
AIM V.I. Diversified Income Fund            0.60%        0.17%       0.77%
AIM V.I. Global Utilities Fund              0.65%        0.46%       1.11%
AIM V.I. Government Securities Fund         0.50%        0.26%       0.76%
AIM V.I. Growth Fund                        0.64%        0.08%       0.72%
AIM V.I. Growth and Income Fund             0.61%        0.04%       0.65%
AIM V.I. High Yield(1)                      0.00%        1.13%       1.13%
AIM V.I. International Equity Fund          0.75%        0.16%       0.91%
AIM V.I. Value Fund                         0.61%        0.05%       0.66%
American Century VP Balanced                0.97%        0.00%       0.97%
American Century VP International           1.47%        0.00%       1.47%
Dreyfus Socially Responsible Growth         0.75%        0.05%       0.80%
Dreyfus Stock Index Fund                    0.25%        0.01%       0.26%
VIF Small Company Stock                     0.75%        0.23%       0.98%
VIF Growth and Income                       0.75%        0.03%       0.78%
VIF Money Market                            0.50%        0.06%       0.56%
VIP Growth(2)                               0.59%        0.07%       0.66%
VIP High Income                             0.58%        0.12%       0.70%
VIP Equity-Income(2)                        0.49%        0.08%       0.57%
VIP II Contrafund(2)                        0.59%        0.07%       0.66%
Goldman Sachs Growth and Income Fund        0.75%        0.15%       0.90%
Goldman Sachs CORE U.S. Equity Fund         0.70%        0.10%       0.80%
Goldman Sachs CORE Large Cap Growth Fund    0.70%        0.10%       0.80%
Goldman Sachs CORE Small Cap Equity Fund    0.75%        0.15%       0.90%
Goldman Sachs Capital Growth Fund           0.75%        0.15%       0.90%
Goldman Sachs Mid Cap Equity Fund           0.80%        0.15%       0.95%
Goldman Sachs International Equity Fund     1.00%        0.25%       1.25%
Goldman Sachs Global Income Fund            0.90%        0.15%       1.05%
Morgan Stanley Fixed Income(1)              0.06%        0.64%       0.70%
Morgan Stanley Equity Growth(1)             0.09%        0.76%       0.85%
Morgan Stanley Value(1)                     0.08%        0.77%       0.85%
Morgan Stanley Mid Cap Value(1)             0.23%        0.82%       1.05%
Morgan Stanley U.S. Real Estate(1)          0.17%        0.93%       1.10%
Morgan Stanley Global Equity(1)             0.32%        0.83%       1.15%
Morgan Stanley International Magnum(1)      0.15%        1.00%       1.15%
MFS Emerging Growth                         0.75%        0.10%       0.85%
MFS Growth with Income                      0.75%        0.13%       0.88%
MFS New Discovery(3)                        0.90%        0.27%       1.17%
Neuberger Berman AMT Guardian(4)            0.85%        0.15%       1.00%
Neuberger Berman AMT Mid-Cap Growth(4)      0.85%        0.15%       1.00%
Neuberger Berman AMT Partners               0.78%        0.06%       0.84%
STI Capital Appreciation Fund               0.89%        0.26%       1.15%
STI Value Income Stock Fund                 0.64%        0.31%       0.95%

-------------------

(1) Figures shown in the table are for the year ended December 31, 1998. Absent voluntary reductions and reimbursements for certain Portfolios, management fees, other expenses, and total Portfolio annual expenses expressed as a percentage of average net assets of the Portfolios would have been as follows:

    AIM V.I. Balanced Fund                  0.75%          2.08%           2.83%
    AIM V.I. High Yield Fund                0.63%          1.87%           2.50%
    Morgan Stanley Fixed Income             0.40%          0.64%           1.04%
    Morgan Stanley Equity Growth            0.55%          0.76%           1.31%
    Morgan Stanley Value                    0.55%          0.77%           1.32%
    Morgan Stanley Mid-Cap Value            0.75%          0.82%           1.57%
    Morgan Stanley U.S. Real Estate         0.80%          0.93%           1.73%
    Morgan Stanley Global Equity Portfolio  0.80%          0.83%           1.63%
    Morgan Stanley International Magnum     0.80%          1.00%           1.80%
    STI Capital Appreciation Fund           1.15%          0.26%           1,41%
    STI Value Income Stock Fund             0.80%          0.31%           1.11%

(2) Absent expense offset and other arrangements that reduce expenses, total Portfolio annual expenses expressed as a percentage of average net assets of the Portfolios would have been 0.68% for VIP Growth, 0.58% for VIP Equity-Income, and 0.70% for VIP II Contrafund.

(3) The total Portfolio annual expenses shown do not reflect expense offset and other arrangements, and are therefore higher than the actual expenses of the Portfolio.

(4) Absent voluntary reductions and reimbursements, total Portfolio annual expenses expressed as a percentage of average net assets of the Portfolios would have been 1.14% for the Guardian Portfolio and 1.43% for the Mid-Cap Growth Portfolio.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested $1,000 in a Variable Sub-Account,
     o    earned a 5% annual return on your investment,
     o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and
     o    elected the Enhanced Death and Income Benefit Combination Rider.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Variable Sub-Account                  1 Year    3 Years    5 Years    10 Years
--------------------                  ------    -------    -------    --------

AIM V.I. Balanced                      $80        $132       $177       $319
AIM V.I. Capital Appreciation          $75        $116       $151       $268
AIM V.I. Diversified Income            $76        $119       $156       $278
AIM V.I. Global Utilities              $79        $130       $174       $313
AIM V.I. Government Securities         $76        $119       $156       $277
AIM V.I. Growth                        $75        $118       $154       $273
AIM V.I. Growth and Income             $75        $115       $160       $266
AIM V.I. High Yield                    $80        $130       $175       $315
AIM V.I. International Equity          $77        $123       $163       $293
AIM V.I. Value                         $75        $116       $151       $267
American Century VP Balanced           $77        $123       $163       $292
American Century VP International      $83        $141       $193       $350
Dreyfus Socially Responsible Growth    $76        $120       $158       $282
Dreyfus Stock Index                    $71        $103       $130       $225
VIF Small Company Stock                $78        $126       $167       $300
VIF Growth and Income                  $76        $119       $157       $279
VIF Money Market                       $74        $113       $146       $257
VIP Growth                             $75        $116       $152       $269
VIP High Income                        $75        $117       $153       $271
VIP Equity-Income                      $74        $113       $147       $259
VIP II Contrafund                      $75        $117       $153       $271
Goldman Sachs Growth and Income        $77        $123       $163       $292
Goldman Sachs CORE U.S. Equity         $76        $120       $158       $282
Goldman Sachs CORE Large Cap Growth    $76        $120       $158       $282
Goldman Sachs CORE Small Cap Equity    $77        $123       $163       $292
Goldman Sachs Capital Growth           $77        $123       $163       $292
Goldman Sachs Mid Cap Equity           $78        $125       $166       $297
Goldman Sachs International Equity     $81        $134       $181       $326
Goldman Sachs Global Income            $79        $128       $171       $307
Morgan Stanley Fixed Income            $75        $117       $153       $271
Morgan Stanley Equity Growth           $77        $122       $160       $287
Morgan Stanley Value                   $77        $122       $160       $287
Morgan Stanley Mid Cap Value           $79        $128       $171       $307
Morgan Stanley U.S. Real Estate        $79        $129       $173       $312
Morgan Stanley Global Equity           $80        $131       $176       $317
Morgan Stanley International Magnum    $80        $131       $176       $317
MFS Emerging Growth                    $77        $122       $160       $287
MFS Growth with Income                 $77        $122       $162       $290
MFS New Discovery                      $80        $131       $177       $318
Neuberger Berman AMT Guardian          $78        $126       $168       $302
Neuberger Berman AMT Partners          $77        $121       $160       $286
Neuberger Berman AMT Mid-Cap Growth    $78        $126       $168       $302
STI Capital Appreciation               $82        $139       $189       $342
STI Value Income Stock                 $79        $130       $174       $313


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

Variable Sub-Account                  1 Year    3 Years    5 Years    10 Years
--------------------                  ------    -------    -------    --------

AIM V.I. Balanced                      $29        $89        $152       $319
AIM V.I. Capital Appreciation          $24        $74        $126       $268
AIM V.I. Diversified Income            $25        $77        $131       $278
AIM V.I. Global Utilities              $28        $87        $148       $313
AIM V.I. Government Securities         $25        $76        $130       $277
AIM V.I. Growth                        $24        $75        $128       $273
AIM V.I. Growth and Income             $24        $73        $125       $266
AIM V.I. High Yield                    $29        $88        $149       $315
AIM V.I. International Equity          $26        $81        $138       $293
AIM V.I. Value                         $24        $73        $125       $267
American Century VP International      $32        $99        $168       $350
American Century VP Balanced           $26        $81        $137       $292
Dreyfus Socially Responsible Growth    $25        $78        $132       $282
Dreyfus Stock Index                    $20        $61        $104       $225
VIF Small Company Stock                $27        $83        $142       $300
VIF Growth and Income                  $25        $77        $131       $279
VIF Money Market                       $23        $70        $120       $257
VIP Growth                             $24        $74        $126       $269
VIP High Income                        $24        $74        $127       $271
VIP Equity-Income                      $23        $71        $121       $259
VIP II Contrafund                      $24        $74        $127       $271
Goldman Sachs Growth and Income        $26        $81        $137       $292
Goldman Sachs CORE U.S. Equity         $25        $78        $132       $282
Goldman Sachs CORE Large Cap Growth    $25        $78        $132       $282
Goldman Sachs CORE Small Cap Equity    $26        $81        $137       $292
Goldman Sachs Capital Growth           $26        $81        $137       $292
Goldman Sachs Mid Cap Equity           $27        $82        $140       $297
Goldman Sachs International Equity     $30        $91        $155       $326
Goldman Sachs Global Income            $28        $85        $145       $307
Morgan Stanley Fixed Income            $24        $74        $127       $271
Morgan Stanley Equity Growth           $26        $79        $135       $287
Morgan Stanley Value                   $26        $79        $135       $287
Morgan Stanley Mid Cap Value           $28        $85        $145       $307
Morgan Stanley U.S. Real Estate        $28        $87        $148       $312
Morgan Stanley Global Equity           $29        $88        $150       $317
Morgan Stanley International Magnum    $29        $88        $150       $317
MFS Emerging Growth                    $26        $79        $135       $287
MFS Growth with Income                 $26        $80        $136       $290
MFS New Discovery                      $29        $89        $151       $318
Neuberger & Berman AMT Guardian        $27        $84        $143       $302
Neuberger & Berman AMT Partners        $26        $79        $134       $286
Neuberger & Berman AMT Mid-Cap Growth  $27        $84        $143       $302
STI Capital Appreciation               $31        $96        $163       $342
STI Value Income Stock                 $28        $87        $148       $313


Please remember that you are looking at examples and not a representation of past or future earnings. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider with a mortality and expense risk charge of 1.49%. If that Rider were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $47,490.

FINANCIAL INFORMATION

--------------------------------------------------------------------------------


To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account, other than the STI Variable Sub-Accounts, since its inception. No information is shown for the STI Variable Sub-Accounts, which commenced operations as of the date of this prospectus. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

THE CONTRACT

--------------------------------------------------------------------------------


CONTRACT OWNER

The Glenbrook Provider Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     o    the investment alternatives during the Accumulation and Payout Phases,
     o    the amount and timing of your purchase payments and withdrawals,
     o    the programs you want to use to invest or withdraw money,
     o    the income payment plan you want to use to receive retirement income,
     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,
     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and
     o    any other rights that the Contract provides.

If you die, any surviving Contract owner, or , if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page __.


ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

     (i)  the youngest Contract owner; otherwise,
     (ii) the youngest Beneficiary.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

     o    your spouse or, if he or she is no longer alive,
     o    your surviving children equally, or if you have no surviving children,
     o    your estate.

If more than one Beneficiary survives you (or survives the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your sales representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

CONTRACT VALUE

--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

     o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on page __ below.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 41 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


-------------------------------------------------------------------------------------------
                                                                              Investment
Portfolio:                         Each Portfolio Seeks:                        Adviser:
-------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.

-------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund             As high a total return as possible,
                                   consistent with preservation of
                                   capital

                                                                                 A I M
                                                                              Advisors, Inc.
-------------------------------------------------------------------------------------------
AIM V.I. Capital                   Growth of capital
Appreciation Fund

-------------------------------------------------------------------------------------------
AIM V.I. Diversified Income        A high level of current income
Fund

-------------------------------------------------------------------------------------------
AIM V.I. Global Utilities          To achieve a high level of current
Fund                               income and, secondarily, growth of
                                   capital

-------------------------------------------------------------------------------------------
AIM V.I. Government                A high level of current income
Securities Fund                    consistent with reasonable concern
                                   for safety of principal

-------------------------------------------------------------------------------------------
AIM V.I. Growth Fund               Growth of capital
-------------------------------------------------------------------------------------------
AIM V.I. Growth and Income         Growth of capital with a secondary
Fund                               objective of current income
-------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund           A high level of current income
-------------------------------------------------------------------------------------------
AIM V.I. International             Long-term growth of capital
Equity Fund
-------------------------------------------------------------------------------------------
AIM V.I. Value Fund                Long-term growth of capital
-------------------------------------------------------------------------------------------

American Century Variable Funds (VP), Inc.

-------------------------------------------------------------------------------------------
American Century VP Balanced       Capital growth and income over time          American
                                                                                Century
                                                                               Investment
                                                                               Management,
                                                                                   Inc.
-------------------------------------------------------------------------------------------
American Century VP                Long-term capital growth around the
International                      world
-------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (VIF)
-------------------------------------------------------------------------------------------
VIF Growth and Income Portfolio    Long-term capital growth, current
                                   income and growth of income
                                   consistent with reasonable investment
                                   risk
                                                                                  The
                                                                                Dreyfus
                                                                              Corporation

-------------------------------------------------------------------------------------------
VIF Money Market Portfolio         Current  income  as  is consistent
                                   with the preservation of capital and
                                   the maintenance of liquidity
-------------------------------------------------------------------------------------------
VIF Small Company Stock            Investment returns (consisting of capital
Portfolio                          appreciation and income) that are greater
                                   than the total return performance of
                                   stocks represented by the Russell 2500-TM-
                                   stock Index ("Russell 2500")
-------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.

-------------------------------------------------------------------------------------------

                                   Capital growth and, secondarily,
                                   current income
-------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund

-------------------------------------------------------------------------------------------
                                   To match the total returns of the
                                   Standard  & Poor's  500 Composite Stock
                                   Index
-------------------------------------------------------------------------------------------


                                                                              Investment
Portfolio:                         Each Portfolio Seeks:                        Adviser:
-------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II (VIPII)

-------------------------------------------------------------------------------------------
VIP II Contrafund Portfolio        Long-term Capital appreciation              Fidelity
                                                                               Management &
                                                                                Research
                                                                                Company
-------------------------------------------------------------------------------------------
VIP Growth Portfolio               Capital appreciation
-------------------------------------------------------------------------------------------
VIP High Income Portfolio          High level of current income while also
                                   considering growth of capital
-------------------------------------------------------------------------------------------
VIP Equity Income Portfolio        Reasonable income
-------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust SM

-------------------------------------------------------------------------------------------
MFS Emerging Growth Series         Long-term growth of capital                Massachusetts
                                                                                Financial
                                                                                Services

-------------------------------------------------------------------------------------------
MFS Growth with Income             Reasonable current income and
Series                             long-term growth of capital and income
-------------------------------------------------------------------------------------------
MFS New Discovery Series           Capital appreciation
-------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

-------------------------------------------------------------------------------------------
Growth and Income Fund             Long-term growth of capital and dividend     Goldman
                                   income                                        Sachs
                                                                                 Asset
                                                                               Management

-------------------------------------------------------------------------------------------

CORE U.S. Equity Fund              Long-term growth of capital and
                                   dividend income
-------------------------------------------------------------------------------------------
CORE Large Cap Growth Fund         Long-term growth of capital. Dividend income
                                   is secondary
-------------------------------------------------------------------------------------------
CORE Small Cap Equity Fund         Long-term growth of capital
-------------------------------------------------------------------------------------------
Capital Growth Fund                Long-term growth of capital
-------------------------------------------------------------------------------------------
Mid Cap Equity Fund                Long-term capital appreciation
-------------------------------------------------------------------------------------------
International Equity Fund          Long-term capital appreciation               Goldman
                                                                                 Sachs
                                                                                 Asset
                                                                               Management
                                                                              International
-------------------------------------------------------------------------------------------
Global Income  Fund                A  high  total  return,   emphasizing
                                   current  income  and, to a lesser extent,
                                   providing opportunities for capital
                                   appreciation

-------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter Universal Funds, Inc.

-------------------------------------------------------------------------------------------

Fixed Income                       Above-average total return over a
                                   Market cycle of three to five years           Morgan
                                                                                 Stanley
                                                                          Deal Witter Investment
                                                                             Management Inc.

-------------------------------------------------------------------------------------------
Equity Growth                      Long-term capital appreciation
-------------------------------------------------------------------------------------------
U.S. Real Estate                   Above average current income and
                                   long-term capital appreciation
-------------------------------------------------------------------------------------------
Global Equity                      Long-term capital appreciation
-------------------------------------------------------------------------------------------
International Magnum               Long-term capital appreciation
-------------------------------------------------------------------------------------------
Value                              Above average total return over a          Miller, Anderson
                                   market cycle of three to five years         & Sherrerd, LLP
-------------------------------------------------------------------------------------------
Mid Cap Value                      Above average total return over a
                                   market cycle of three to five years
-------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust

-------------------------------------------------------------------------------------------

Partners                           Growth of capital                          Neuberger
                                                                                Berman
                                                                             Management Inc.
-------------------------------------------------------------------------------------------

Guardian Long-term growth of capital; current income is a secondary goal

-------------------------------------------------------------------------------------------
Mid-Cap Growth                     Growth of Capital
-------------------------------------------------------------------------------------------

STI Classic Variable Trust

-------------------------------------------------------------------------------------------
STI Capital Appreciation Fund      Capital appreciation                        STI Capital
                                                                               Management,
                                                                                 N.A.
-------------------------------------------------------------------------------------------
STI Value Income Stock Fund        Current income with the secondary goal
                                   of capital appreciation
-------------------------------------------------------------------------------------------

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account Options


--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Dollar Cost Averaging Fixed Account Option. Purchase payments that you allocate to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, we will transfer the remaining payment and associated earnings to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

Short Term Dollar Cost Averaging Fixed Account Option. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the Short Term Dollar Cost Averaging Fixed Account Option ("Short Term DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 12 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your sales representative or our customer support unit at 1-800-755-5275.


GUARANTEE PERIODS

Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payments.

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Glenbrook at 1-800-755-5275.

How We Credit Interest. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment...............$10,000
Guarantee Period...............5 years
Annual Interest Rate...........4.50%


                              END OF CONTRACT YEAR

                                          YEAR 1     YEAR 2      YEAR 3       YEAR 4     YEAR 5
                                          ------     ------      ------       ------     ------
Beginning Contract Value                $10,000.00
X (1 + Annual Interest Rate)                X1.045
                                        $10,450.00
Contract Value at end of Contract Year              $10,450.00
X (1 + Annual Interest Rate)                            X1.045
                                                    $10,920.25
Contract Value at end of Contract Year                           $10,920.25
X (1 + Annual Interest Rate)                                         X1.045
                                                                 $11,411.66
Contract Value at end of Contract Year                                       $11,411.66
X (1 + Annual Interest Rate)                                                     X1.045
                                                                             $11,925.19
Contract Value at end of Contract Year                                                   $11,925.19
X (1 + Annual Interest Rate)                                                                 X1.045
                                                                                          $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

     o    within the Free Withdrawal Amount as described on page __, or

     o    to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES:  Transfers


--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Short-Term Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-755-5275 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

     Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the AIM V.I. High Yield Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the AIM V.I. High Yield Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES


--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

     o    total purchase payments equal $50,000 or more, or
     o    all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, and 1.49% if you select the Enhanced Death and Income Benefit Combination Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page ___, above. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

     o on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period;
     o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or
     o    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

     1) You or the Annuitant, if the Contract owner are not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

     2) You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

     3) A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the
Annuitant's   immediate  family,  is  the  physician  prescribing  your  or  the
Annuitant's stay in a long term care facility.

Terminal Illness Waiver. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

     1) you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

     2)   you claim this benefit and deliver adequate proof of diagnosis to us.

Unemployment Waiver. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

     1) you or the Annuitant, if the Contract owner is not a natural person,, become unemployed at least one year after the Issue Date;

     2) you or the Annuitant, if the Contract owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

     3) you or the Annuitant, if the Contract owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages ___ above. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY


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You can  withdraw  some or all of your  Contract  Value at any time prior to the
Payout Start Date.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

     1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     2)   An emergency exists as defined by the SEC; or

     3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE

If your request for a partial withdrawal will reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and premium taxes.

INCOME PAYMENTS

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PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

     o    at least 30 days after the Issue Date; and
     o no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS

An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

     o    fixed income payments;
     o    variable income payments; or
     o    a combination of the two.

The three Income Plans are:

      Income Plan 1 -- Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

      Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

      Income Plan 3 -- Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

     o pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

     o reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

     1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

     2)   deducting any applicable premium tax; and

     3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.


We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

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We will pay a death benefit prior to the Payout Start Date on:

     1)   the death of any Contract owner or,
     2) the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary.

A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

     o    a certified copy of a death certificate,
     o a certified copy of a decree of a court of competent jurisdiction as to the funding of death, or
     o    any other proof acceptable to us.


Death Benefit Amount

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1) the Contract Value as of the date we determine the value of the death benefit, or

     2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

     3) the Contract Value on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

     (a)  is the withdrawal amount;

     (b)  is the Contract Value immediately prior to the withdrawal; and

     (c) is the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.


Enhanced Death Benefit Rider

If the Contract owner is a living individual, the enhanced death benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

That enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

Enhanced Death Benefit A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the Anniversary Values as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

          (a)  is the withdrawal amount,
          (b)  is the Contract Value immediately prior to the withdrawal, and
          (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday.

Enhanced Death Benefit B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

     o    the date we determine the death benefit, or
     o the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

          The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

          (a)  the withdrawal amount,
          (b)  is the Contract Value immediately prior to the withdrawal, and
          (c)  is the most recently calculated enhanced death benefit.


Enhanced Death and Income Benefit Combination RIDER

You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider Enhanced Death Benefit B."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

     o    is on or after the tenth Contract Anniversary, and

     o    is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

     o 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

     o 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.


Death Benefit Payments

A death benefit will be paid:

     1) if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

     2) if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

     o    the life of the Contract owner; or

     o    a period not to exceed the life expectancy of the Contract owner; or

     o the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.

MORE INFORMATION

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GLENBROOK

Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992.
Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 44 Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

Distribution. Allstate Life Financial Services ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account.
We provide the following administrative services, among others:

     o     issuance of the Contracts;
     o     maintenance of Contract owner records;
     o     Contract owner services;
     o     calculation of unit values;
     o     maintenance of the Variable Account; and
     o     preparation of Contract owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.


YEAR 2000

Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("Year 2000 Issue"). Glenbrook believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Glenbrook presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

TAXES

--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Glenbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     o    made on or after the date the individual attains age 59 1/2,
     o    made to a beneficiary after the Contract owner's death,
     o    attributable to the Contract owner being disabled, or
     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;
     2)   made as a result of the Contract owner's death or disability;
     3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,
     4)   made under an immediate  annuity,  or
     5)  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


Tax Qualified Contracts

Contracts may be used as investments with certain qualified plans such as:

     o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
     o    Roth IRAs under Section 408A of the Code;
     o    Simplified Employee Pension Plans under Section 408(k) of the Code;
     o    Savings  Incentive  Match  Plans for  Employees  (SIMPLE)  Plans under
          Section 408(p) of the Code;
     o    Tax Sheltered Annuities under Section 403(b) of the Code;
     o    Corporate and Self Employed Pension and Profit Sharing Plans; and
     o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

     1)   on or after the date of employee

          o    attains age 59 1/2,
          o    separates from service,
          o    dies,
          o    becomes disabled, or

     2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

Income Tax Withholding

Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

      1) required minimum distributions, or

      2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

      3) over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS


--------------------------------------------------------------------------------


Glenbrook's annual report on Form 10-K for the year ended December 31, 1998 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents) , please write or call us at or P.O. Box 94042, Palatine, IL 60094 (telephone :
1-800-755-5275).

EXPERTS

The financial statements and the related financial statement schedule incorporated in this prospectus by reference from Glenbrook's Annual Report on Form 10-K for the year ended December 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------



We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                   APPENDIX A
            Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception




                                                            With       With Enhanced
                                                          Enhanced      Death and
                                                           Death      Income Benefit
For the Years Beginning January 1* and Ended     Basic     Benefit      Combination
December 31, 1998                                 Policy    Rider          Rider
                                                  ------   -----     ---------------



AIM V.I. BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.736   $10.733     $10.730
Number of Units Outstanding, End of Period           0         0           405

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.397   $11.394     $11.390
Number of Units Outstanding, End of Period           0        1,466         398


AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.224   $10.220     $10.217
Number of Units Outstanding, End of Period           0         0           0

AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.730   $10.726     $10.723
Number of Units Outstanding, End of Period           0         0           0

AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.387   $10.384     $10.381
Number of Units Outstanding, End of Period           0         0           0

AIM V.I. GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.833   $11.829     $11.825
Number of Units Outstanding, End of Period           0         0            386

AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.368   $11.365     $11.361
Number of Units Outstanding, End of Period           0         0           0

AIM V.I. HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.318   $10.315     $10.311
Number of Units Outstanding, End of Period           0         0           0

AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.688   $10.684     $10.681
Number of Units Outstanding, End of Period           0         0           0

AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.526   $11.522     $11.519
Number of Units Outstanding, End of Period           0         0           0

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.978   $10.974     $10.971
Number of Units Outstanding, End of Period           0         0           0

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.607   $10.604     $10.600
Number of Units Outstanding, End of Period           0         0           0

DREYFUS STOCK INDEX SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.878   $10.875     $10.871
Number of Units Outstanding, End of Period           0         0            401

DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.793   $10.789     $10.786
Number of Units Outstanding, End of Period           0         0           0

VIF SMALL COMPANY STOCK SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.665   $10.661     $10.658
Number of Units Outstanding, End of Period           0          737           0

VIF GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.652   $10.649     $10.645
Number of Units Outstanding, End of Period           0         0           0

VIF MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.051   $10.048     $10.045
Number of Units Outstanding, End of Period           0         0           0

FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.205   $11.201     $11.198
Number of Units Outstanding, End of Period            228       313        0

FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.664   $11.660     $11.656
Number of Units Outstanding, End of Period           0         0            387

FIDELITY VIP HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.436   $10.433     $10.430
Number of Units Outstanding, End of Period           0         0           0

FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.483   $10.479     $10.476
Number of Units Outstanding, End of Period           0         0           0

GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $ 9.946   $ 9.942     $ 9.939
Number of Units Outstanding, End of Period           0         0            419

GOLDMAN SACHS CORE U.S. EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.900   $10.897     $10.893
Number of Units Outstanding, End of Period           0         0            401

GOLDMAN-SACHS CORE LARGE CAP GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.299   $11.296     $11.292
Number of Units Outstanding, End of Period           0         0           0

GOLDMAN SACHS CORE SMALL CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.605   $10.602     $10.599
Number of Units Outstanding, End of Period           0         0           0

GOLDMAN SACHS CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.103   $11.099     $11.096
Number of Units Outstanding, End of Period           0         0           0

GOLDMAN SACHS MID CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $ 9.984   $ 9.980     $ 9.977
Number of Units Outstanding, End of Period           0          517        0

GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.849   $10.846     $10.842
Number of Units Outstanding, End of Period           0         0           0

GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $ 9.674   $ 9.671     $ 9.668
Number of Units Outstanding, End of Period           0         0           0

MORGAN STANLEY FIXED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.158   $10.155     $10.152
Number of Units Outstanding, End of Period           0         0           0

MORGAN STANLEY EQUITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.948   $10.945     $10.941
Number of Units Outstanding, End of Period           0         0            406

MORGAN STANLEY VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $ 9.957   $ 9.954    $ 9. 951
Number of Units Outstanding, End of Period           0         0           0

MORGAN STANLEY MID CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.967   $10.964     $10.960
Number of Units Outstanding, End of Period           0         0            408

MORGAN STANLEY U.S. REAL ESTATE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.181   $10.177     $10.174
Number of Units Outstanding, End of Period           0         0           0

MORGAN STANLEY GLOBAL SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.436   $10.433     $10.429
Number of Units Outstanding, End of Period           0          0          0

MORGAN STANLEY INTERNATIONAL MAGNUM SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.390   $10.387     $10.383
Number of Units Outstanding, End of Period           0         0           0

MFS EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.955   $11.951     $11.947
Number of Units Outstanding, End of Period           0         0            377

MFS GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.817   $10.814     $10.811
Number of Units Outstanding, End of Period           0         0           0

MFS NEW DISCOVERY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $11.388   $11.384     $11.381
Number of Units Outstanding, End of Period           0         0           0

NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.812   $10.808     $10.805
Number of Units Outstanding, End of Period           0         0           0

NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $10.310   $10.307     $10.304
Number of Units Outstanding, End of Period           0         0           0

NEUBERGER BERMAN AMT MID-CAP GROWTH
SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000   $10.000     $10.000
Accumulation Unit Value, End of Period            $12.130   $12.126     $12.122
Number of Units Outstanding, End of Period           0         0           0

* All Variable Sub-Accounts commenced operations on November 10, 1998. The Enhanced Death Benefit Rider and Enhanced Death and Income Benefit Combination Rider have been available since the Contracts were first offered. The Accumulation Unit Values in the first, second and third columns reflect mortality and expense risk charges of 1.05%, 1.27%, and 1.49% respectively, and, in each case, an administrative expense charge of 0.10%.

                                   APPENDIX B

                             MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                 .9 x (I-J) x N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.




                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:        $10,000 allocated to a Guarantee Period
Guarantee Period:        5 years
Interest Rate:           4.50%
Full Withdrawal:         End of Contract Year 3


NOTE:  These examples assume that premium taxes are not applicable.

                  EXAMPLE 1: (Assumes Declining Interest Rates)

Step 1:  Calculate  Contract  Value at End of          = 10,000.00 x (1.045)3= $11,411.66
Contract Year 3:

Step 2: Calculate the Free Withdrawal Amount:          = .15 x (10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:               =  .05 x (10,000.00 - 1,500.00) =
                                                          $425.00

Step   4:    Calculate   the   Market   Value
Adjustment:                                                 I = 4.50%

                                                            J = 4.20%

                                                            N = 730 days = 2
                                                                ---
                                                                365 days

                                                       Market Value Adjustment  Factor: .9 x (I-J) x N

                                                       = .9 x (.045 - .042) x 2 = .0054



                                                       Market  Value   Adjustment  =  Market
                                                       Value  Adjustment   Factor  x  Amount
                                                       Subject to Market Value Adjustment:

                                                       =  .0054 x (11,411.66  - 1,500) = $53.52

Step 5:  Calculate  the  amount  received  by
Contract   owner   as  a   result   of   full
withdrawal at the end of Contract Year 3:              =   11,411.66  -  425.00  +  53.52  = $11,040.18

                   EXAMPLE 2: (Assumes Rising Interest Rates)

Step 1:  Calculate  Contract  Value at End of           = 10,000.00 x (1.045)3 = $11,411.66
Contract Year 3:

Step 2: Calculate the Free Withdrawal Amount:          = .15 x (10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:               =  .05 x  (10,000.00  -  1,500.00)  = $425.00

Step   4:    Calculate   the   Market   Value
Adjustment:                                                  I = 4.50%

                                                             J = 4.80%

                                                             N = 730 days = 2
                                                                 365 days



                                                        Market Value Adjustment  Factor: .9 x (I-J) x N

                                                        = .9 x (.045 - .048) x (2) = -.0054


                                                       Market  Value   Adjustment  =  Market
                                                       Value  Adjustment   Factor  x  Amount
                                                       Subject to Market Value Adjustment:

                                                       =  -.0054  x  (11,411.66  -  1,500) = -$53.52

Step 5:  Calculate  the  amount  received  by
Contract   owner   as  a   result   of   full
withdrawal at the end of Contract Year 3:              = 11,411.66  -  425.00  -  53.52  = $10,933.14


                                TABLE OF CONTENTS

          Description                                     Page

          Additions, Deletions or Substitutions of
          Investments
          The Contract
                Purchases
                Tax-free Exchanges (1035 Exchanges,
          Rollovers and
                     Transfers)
          Performance Information
          Calculation of Accumulation Unit Values
          Calculation of Variable Income Payments
          General Matters
                Incontestability
                Settlements
                Safekeeping of the Variable Account's
                Assets
                Premium Taxes
                Tax Reserves
          Federal Tax Matters
          Qualified Plans
          Experts
          Financial Statements




                 -----------------------------------------------




This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.



                                  [back cover]

                     THE GLENBROOK PROVIDER VARIABLE ANNUITY


Glenbrook Life and Annuity Company           Statement of Additional Information
Glenbrook Life and Annuity Company                             Dated May 1, 1999
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1 (800) 755- 5275


This Statement of Additional Information supplements the information in the prospectus for each of the two forms Glenbrook Provider Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 1999, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each of the two forms Glenbrook Provider Variable Annuity Contracts that we offer. For convenience, we sometimes refer to the second form of Contract that offers the Enhanced Death and Income Benefit Combination Rider as the Glenbrook Enhanced Provider Variable Annuity contract ("Enhanced Provider Contract").

Certain Variable Sub-Accounts offered with the Enhanced Provider Contract are not available under the Provider Contract.




                                TABLE OF CONTENTS


       Description                                                          Page

       Additions, Deletions or Substitutions of Investments
       The Contract
               Purchases
               Tax-free Exchanges (1035 Exchanges, Rollovers and
                     Transfers)
       Performance Information
       Calculation of Accumulation Unit Values
       Calculation of Variable Income Payments
       General Matters
               Incontestability
               Settlements
               Safekeeping of the Variable Account's Assets
               Premium Taxes
               Tax Reserves
       Federal Tax Matters
       Qualified Plans
       Experts
       Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

--------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

--------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

        T      =      average annual total return

        ERV    =      ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of 1, 5, or 10 year periods or shorter period

        n      =      number of years in the period

        1000   =      hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $47,490. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 1998 are set out below. No standardized total returns are shown for the VIF Money Market Variable Sub-Account. In addition, no standardized performance information is shown for the STI Capital Appreciation and Value Income Variable Sub-Accounts, which commenced operations as of the date of this Statement of Additional Information.

The Enhanced Provider Contracts were first offered to the public on November 10, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Enhanced Provider Contracts, as well as the withdrawal and contract maintenance charges described above.

                               Provider Contracts

(Without the Enhanced  Death Benefit Rider)


Variable Sub-Account                                1 Year              Since Inception*
                                                    ------              ----------------

AIM V.I. Capital Appreciation Fund                    N/A                    19.94%
AIM V.I. Diversified Income Fund                      N/A                    -4.16%
AIM V.I. Growth and Income Fund                       N/A                    25.86%
AIM V.I. Global Utilities Fund                        N/A                    10.02%
AIM V.I. Government Securities Fund                   N/A                     3.78%
AIM V.I. Growth Fund                                  N/A                    32.37%
AIM V.I. International Equity Fund                    N/A                    10.03%
AIM V.I. Value Fund                                   N/A                    30.27%
American Century VP Balanced                         9.05%                   10.18%
American Century VP International                   11.99%                    7.82%
VIS Dividend Growth                                  7.57%                    8.49%
VIS European Growth                                 17.13%                   14.71%
VIS Utilities                                       16.93%                   24.85%
VIS Quality Income Plus                              2.04%                    5.97%
VIP Growth                                          32.45%                   25.52%
VIP High Income                                    -10.79%                   -2.25%
VIP Equity-Income                                     N/A                     8.13%
VIP II Contrafund                                   23.06%                   22.58%
Dreyfus Socially Responsible Growth                 17.63%                   17.17%
Dreyfus Stock Index Fund                              N/A                    25.14%
VIF Small Company Stock                            -12.40%                   -1.08%
VIF Growth and Income                                4.88%                    7.33%
VIF Money Market                                    -1.46%                    0.37%
MFS Emerging Growth Series                          27.19%                   24.68%


-------------------


        *  The  AIM,   Dreyfus  Stock  Index  and  VIP  Equity  Income  Variable
Sub-Accounts commenced operations on January 26, 1998. The other Variable Sub-Accounts commenced operations on June 17, 1997.


(With the Enhanced Death Benefit Rider)*


Variable Sub-Account                                1 Year              Since Inception**
--------------------                                ------              -----------------

AIM V.I. Capital Appreciation Fund                    N/A                     19.81%
AIM V.I. Diversified Income Fund                      N/A                     -4.26%
AIM V.I. Growth and Income Fund                       N/A                     25.72%
AIM V.I. Global Utilities Fund                        N/A                      9.90%
AIM V.I. Government Securities Fund                   N/A                      3.67%
AIM V.I. Growth Fund                                  N/A                     32.23%
AIM V.I. International Equity Fund                    N/A                      9.92%
AIM V.I. Value Fund                                   N/A                     30.14%
American Century VP Balanced                          8.93%                   10.07%
American Century VP International                    11.88%                    7.70%
VIS Dividend Growth                                   7.46%                    8.38%
VIS European Growth                                  17.01%                   14.59%
VIS Utilities                                        16.81%                   24.72%
VIS Quality Income Plus                               1.93%                    5.86%
VIP Growth                                           32.31%                   25.39%
VIP High Income                                     -10.88%                   -2.35%
VIP Equity-Income                                     N/A                      8.02%
VIP II Contrafund                                    22.94%                   22.46%
Dreyfus Socially Responsible Growth                  17.51%                   17.04%
Dreyfus Stock Index Fund                              N/A                     25.01%
VIF Small Company Stock                             -12.50%                   -1.18%
VIF Growth and Income                                 4.77%                    7.21%
VIF Money Market                                     -1.57%                    0.27%
MFS Emerging Growth Series                           27.06%                   24.55%



-------------------

     *The Enhanced Death Benefit Rider has been available since the Contracts were first offered.

     **The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)



Variable Sub-Account                                  1 Year            Since Inception*
--------------------                                  ------            ----------------

AIM V.I. Balanced Fund                                 N/A                    16.42%
AIM V.I. Capital Appreciation Fund                     N/A                    20.19%
AIM V.I. Diversified Income Fund                       N/A                    -3.96%
AIM V.I. Global Utilities Fund                         N/A                    10.25%
AIM V.I. Government Securities Fund                    N/A                     4.00%
AIM V.I. Growth Fund                                   N/A                    32.64%
AIM V.I. Growth and Income Fund                        N/A                    26.12%
AIM V.I. High Yield Fund                               N/A                   -13.20%
AIM V.I. International Equity Fund                     N/A                    10.26%
AIM V.I. Value Fund                                    N/A                    30.54%
American Century VP Balanced                           9.27%                  10.41%
American Century VP International                     12.23%                   8.04%
Dreyfus Socially Responsible Growth                   17.87%                  17.41%
Dreyfus Stock Index                                    N/A                    25.40%
VIF Small Company Stock                              -12.22%                  -0.87%
VIF Growth and Income                                  5.10%                   7.55%
VIF Money Market                                      -1.57%                   0.37%
VIP Growth                                            14.39%                  14.22%
VIP High Income                                      -21.24%                  -9.76%
VIP Equity-Income                                      N/A                     0.78%
VIP II Contrafund                                     15.99%                  18.06%
Goldman Sachs Growth and Income Fund                   N/A                   -46.13%
Goldman Sachs CORE U.S. Equity Fund                    N/A                    30.18%
Goldman Sachs CORE Large Cap Growth Fund               N/A                    69.70%
Goldman Sachs CORE Small Cap Equity Fund               N/A                     6.35%
Goldman Sachs Capital Growth Fund                      N/A                    49.12%
Goldman Sachs Mid Cap Equity Fund                      N/A                   -31.97%
Goldman Sachs International Equity Fund                N/A                    25.76%
Goldman Sachs Global Income Fund                       N/A                   -46.13%
Morgan Stanley Fixed Income                            N/A                   -22.65%
Morgan Stanley Equity Growth                           N/A                    34.46%
Morgan Stanley Value                                   N/A                   -33.32%
Morgan Stanley Mid Cap Value                           N/A                    36.20%
Morgan Stanley U.S. Real Estate                        N/A                   -21.39%
Morgan Stanley Global Equity                           N/A                    -5.59%
Morgan Stanley International Magnum                    N/A                    -8.62%
MFS Emerging Growth                                   27.45%                  24.94%
MFS Growth with Income                                15.75%                  16.38%
MFS New Discovery                                      N/A                    79.70%
Neuberger Berman AMT Guardian                          N/A                    22.60%
Neuberger Berman AMT Mid-Cap Growth                    N/A                   185.81%
Neuberger Berman AMT Partners                          N/A                   -13.66%

-------------------

        * The AIM Balanced, AIM High Yield, Goldman Sachs, MFS New Discovery, Morgan Stanley, and Neuberger & Berman Variable Sub-Accounts commenced operations on November 9, 1998. The other AIM Variable Sub-Accounts, and the Dreyfus Stock Index and VIP Equity Income Variable Sub-Accounts commenced operations on January 26, 1998.
The remaining Variable Sub-Accounts commenced operations on June 17, 1997.

(With the Enhanced Death Benefit Rider)*


Variable Sub-Account                                  1 Year            Since Inception**
--------------------                                  ------            -----------------

AIM V.I. Balanced Fund                                 N/A                   16.16%
AIM V.I. Capital Appreciation Fund                     N/A                   19.19%
AIM V.I. Diversified Income Fund                       N/A                   -4.18%
AIM V.I. Global Utilities Fund                         N/A                    9.99%
AIM V.I. Government Securities Fund                    N/A                    3.76%
AIM V.I. Growth Fund                                   N/A                   32.34%
AIM V.I. Growth and Income Fund                        N/A                   25.83%
AIM V.I. High Yield Fund                               N/A                  -13.40%
AIM V.I. International Equity Fund                     N/A                   10.01%
AIM V.I. Value Fund                                    N/A                   30.24%
American Century VP Balanced                           9.02%                 10.16%
American Century VP International                     11.97%                  7.79%
Dreyfus Socially Responsible Growth                   17.60%                 17.41%
Dreyfus Stock Index                                    N/A                   25.11%
VIF Small Company Stock                              -12.42%                 -1.10%
VIF Growth and Income                                  4.86%                  7.30%
VIF Money Market                                      -1.80%                  0.14%
VIP Growth                                            14.13%                 13.96%
VIP High Income                                      -21.43%                 -9.97%
VIP Equity-Income                                      N/A                    0.54%
VIP II Contrafund                                     15.73%                 17.79%
Goldman Sachs Growth and Income Fund                   N/A                  -46.26%
Goldman Sachs CORE U.S. Equity Fund                    N/A                   29.88%
Goldman Sachs CORE Large Cap Growth Fund               N/A                   69.31%
Goldman Sachs CORE Small Cap Equity Fund               N/A                    6.11%
Goldman Sachs Capital Growth Fund                      N/A                   48.78%
Goldman Sachs Mid Cap Equity Fund                      N/A                  -32.13%
Goldman Sachs International Equity Fund                N/A                   25.47%
Goldman Sachs Global Income Fund                       N/A                  -46.26%
Morgan Stanley Fixed Income                            N/A                  -22.83%
Morgan Stanley Equity Growth                           N/A                   34.15%
Morgan Stanley Value                                   N/A                  -33.47%
Morgan Stanley Mid Cap Value                           N/A                   35.89%
Morgan Stanley U.S. Real Estate                        N/A                  -21.57%
Morgan Stanley Global Equity                           N/A                   -5.81%
Morgan Stanley International Magnum                    N/A                   -8.83%
MFS Emerging Growth                                   27.16%                 24.65%
MFS Growth with Income                                15.49%                 16.12%
MFS New Discovery                                      N/A                   79.29%
Neuberger Berman AMT Guardian                          N/A                   22.32%
Neuberger Berman AMT Mid-Cap Growth                    N/A                  185.16%
Neuberger Berman AMT Partners                          N/A                  -13.86%

-------------------

     *The Enhanced Death Benefit Rider has been available since the Contracts were first offered.

     **The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.



(With the Enhanced Death and Income Benefit Combination Rider)*


Variable Sub-Account                                  1 Year            Since Inception**
--------------------                                  ------            -----------------

AIM V.I. Balanced Fund                                 N/A                    15.89%
AIM V.I. Capital Appreciation Fund                     N/A                    19.64%
AIM V.I. Diversified Income Fund                       N/A                    -4.40%
AIM V.I. Global Utilities Fund                         N/A                     9.74%
AIM V.I. Government Securities Fund                    N/A                     3.52%
AIM V.I. Growth Fund                                   N/A                    32.04%
AIM V.I. Growth and Income Fund                        N/A                    25.54%
AIM V.I. High Yield Fund                               N/A                   -13.60%
AIM V.I. International Equity Fund                     N/A                     9.75%
AIM V.I. Value Fund                                    N/A                    29.95%
American Century VP Balanced                           8.77%                   9.91%
American Century VP International                     11.71%                   7.55%
Dreyfus Socially Responsible Growth                   17.33%                  16.87%
Dreyfus Stock Index                                    N/A                    24.82%
VIF Small Company Stock                              -12.63%                  -1.33%
VIF Growth and Income                                  4.62%                   7.06%
VIF Money Market                                      -2.03%                  -0.09%
VIP Growth                                            13.86%                  13.70%
VIP High Income                                      -21.61%                  10.18%
VIP Equity-Income                                      N/A                     0.31%
VIP II Contrafund                                     15.46%                  17.52%
Goldman Sachs Growth and Income Fund                   N/A                   -46.38%
Goldman Sachs CORE U.S. Equity Fund                    N/A                    29.58%
Goldman Sachs CORE Large Cap Growth Fund               N/A                    68.92%
Goldman Sachs CORE Small Cap Equity Fund               N/A                     5.86%
Goldman Sachs Capital Growth Fund                      N/A                    48.44%
Goldman Sachs Mid Cap Equity Fund                      N/A                   -32.29%
Goldman Sachs International Equity Fund                N/A                    25.18%
Goldman Sachs Global Income Fund                       N/A                   -46.38%
Morgan Stanley Fixed Income                            N/A                   -23.01%
Morgan Stanley Equity Growth                           N/A                    33.84%
Morgan Stanley Value                                   N/A                   -33.62%
Morgan Stanley Mid Cap Value                           N/A                    35.58%
Morgan Stanley U.S. Real Estate                        N/A                   -21.75%
Morgan Stanley Global Equity                           N/A                    -6.02%
Morgan Stanley International Magnum                    N/A                    -9.04%
MFS Emerging Growth                                   26.87%                  24.37%
MFS Growth with Income                                15.22%                  15.85%
MFS New Discovery                                      N/A                    78.88%
Neuberger Berman AMT Guardian                          N/A                    22.04%
Neuberger Berman AMT Mid-Cap Growth                    N/A                   184.51%
Neuberger Berman AMT Partners                          N/A                   -14.06%

-------------------

     *The Enhanced Death and Income Benefit Combination Rider has been available since the Contracts were first offered.

     **The inception dates of the Variable Sub-Accounts appear in the footnote to the third table under "Standardized Total Returns."


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. No non-standardized total returns are shown for the VIF Money Market Variable Sub-Account. In addition, no non-standardized performance information is shown for the STI Capital Appreciation and Value Income Stock Variable Sub-Accounts, which commenced operations as of the date of this Statement of Additional Information.

                               Provider Contracts

(Without the Enhanced  Death Benefit Rider)


Variable Sub-Account                               1 Year              Since Inception*
--------------------                               ------              ----------------

AIM V.I. Capital Appreciation Fund                  N/A                     25.59%
AIM V.I. Diversified Income Fund                    N/A                      1.41%
AIM V.I. Growth and Income Fund                     N/A                     31.53%
AIM V.I. Government Securities Fund                 N/A                      9.38%
AIM V.I. Growth Fund                                N/A                     38.06%
AIM V.I. International Equity Fund                  N/A                     15.65%
American Century VP Balanced                       14.22%                   13.40%
American Century VP International                  17.17%                   11.06%
VIS Dividend Growth                                12.75%                   11.73%
VIS European Growth                                22.30%                   17.85%
VIS Utilities                                      22.10%                   27.87%
VIS Quality Income Plus                             7.21%                    9.25%
VIP Growth                                         37.62%                   28.53%
VIP High Income                                    -5.61%                    1.17%
VIP Equity-Income                                   N/A                     13.74%
VIP II Contrafund                                  28.24%                   25.63%
Dreyfus Socially Responsible Growth                22.80%                   20.28%
Dreyfus Stock Index Fund                            N/A                     30.81%
VIF Small Company Stock                            -7.23%                    2.32%
VIF Growth and Income                              10.05%                   10.58%
VIF Money Market                                    3.71%                    3.75%
MFS Emerging Growth Series                         32.36%                   27.69%


------------------

     *The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."


(With the Enhanced Death Benefit Rider)*


Variable Sub-Account                               1 Year             Since Inception**
--------------------                               ------             -----------------

AIM V.I. Capital Appreciation Fund                  N/A                     25.47%
AIM V.I. Diversified Income Fund                    N/A                      1.31%
AIM V.I. Growth and Income Fund                     N/A                     31.40%
AIM V.I. Government Securities Fund                 N/A                      9.27%
AIM V.I. Growth Fund                                N/A                     37.93%
AIM V.I. International Equity Fund                  N/A                     15.54%
American Century VP Balanced                       14.11%                   13.28%
American Century VP International                  17.05%                   10.95%
VIS Dividend Growth                                12.63%                   11.62%
VIS European Growth                                22.18%                   17.74%
VIS Utilities                                      21.98%                   27.74%
VIS Quality Income Plus                             7.11%                    9.14%
VIP Growth                                         37.48%                   28.40%
VIP High Income                                    -5.71%                    1.06%
VIP Equity-Income                                   N/A                     13.63%
VIP II Contrafund                                  28.11%                   25.50%
Dreyfus Socially Responsible Growth                22.68%                   20.16%
Dreyfus Stock Index Fund                            N/A                     30.68%
VIF Small Company Stock                            -7.32%                    2.22%
VIF Growth and Income                               9.94%                   10.47%
VIF Money Market                                    3.61%                    3.64%
MFS Emerging Growth Series                         32.23%                   27.56%


-------------------

     *The Enhanced Death Benefit Rider has been available since the Contracts were first offered.

     **The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)


Variable Sub-Account                                1 Year             Since Inception*
--------------------                                ------             ----------------
AIM V.I. Balanced Fund                                N/A                   64.70%
AIM V.I. Capital Appreciation Fund                    N/A                   25.85%
AIM V.I. Diversified Income Fund                      N/A                    1.61%
AIM V.I. Global Utilities Fund                        N/A                   15.87%
AIM V.I. Government Securities Fund                   N/A                    9.60%
AIM V.I. Growth Fund                                  N/A                   38.34%
AIM V.I. Growth and Income Fund                       N/A                   31.80%
AIM V.I. High Yield Fund                              N/A                   24.58%
AIM V.I. International Equity Fund                    N/A                   15.88%
AIM V.I. Value Fund                                   N/A                   36.23%
American Century VP Balanced                        14.45%                  13.62%
American Century VP International                   17.40%                  11.28%
Dreyfus Socially Responsible Growth                 23.05%                  20.52%
Dreyfus Stock Index                                   N/A                   31.07%
VIF Small Company Stock                             -7.05%                  -2.52%
VIF Growth and Income                               10.27%                  10.81%
VIF Money Market                                     3.60%                   3.75%
VIP Growth                                          19.56%                  17.38%
VIP High Income                                    -16.07%                  -6.20%
VIP Equity-Income                                     N/A                    6.37%
VIP II Contrafund                                   21.17%                  21.17%
Goldman Sachs Growth and Income Fund                  N/A                  -20.75%
Goldman Sachs CORE U.S. Equity Fund                   N/A                   83.18%
Goldman Sachs CORE Large Cap Growth Fund              N/A                  135.86%
Goldman Sachs CORE Small Cap Equity Fund              N/A                   51.12%
Goldman Sachs Capital Growth Fund                     N/A                  108.50%
Goldman Sachs Mid Cap Equity Fund                     N/A                   -1.14%
Goldman Sachs International Equity Fund               N/A                   77.25%
Goldman Sachs Global Income Fund                      N/A                  -20.75%
Morgan Stanley Fixed Income                           N/A                   11.66%
Morgan Stanley Equity Growth                          N/A                   88.92%
Morgan Stanley Value                                  N/A                   -2.99%
Morgan Stanley Mid Cap Value                          N/A                   91.25%
Morgan Stanley U.S. Real Estate                       N/A                   13.39%
Morgan Stanley Global Equity                          N/A                   34.94%
Morgan Stanley International Magnum                   N/A                   30.82%
MFS Emerging Growth                                 32.63%                  27.95%
MFS Growth with Income                              20.93%                  19.51%
MFS New Discovery                                     N/A                  149.11%
Neuberger Berman AMT Guardian                         N/A                   73.01%
Neuberger Berman AMT Mid-Cap Growth                   N/A                  288.19%
Neuberger Berman AMT Partners                         N/A                   23.95%

     *The inception dates of the Variable Sub-Accounts appear in the footnote to the third table under "Standardized Total Returns."

(With the Enhanced Death Benefit Rider)*


Variable Sub-Account                                1 Year            Since Inception**
--------------------                                ------            -----------------

AIM V.I. Balanced Fund                                N/A                   64.34%
AIM V.I. Capital Appreciation Fund                    N/A                   25.57%
AIM V.I. Diversified Income Fund                      N/A                    1.39%
AIM V.I. Global Utilities Fund                        N/A                   15.62%
AIM V.I. Government Securities Fund                   N/A                    9.36%
AIM V.I. Growth Fund                                  N/A                   38.04%
AIM V.I. Growth and Income Fund                       N/A                   31.51%
AIM V.I. High Yield Fund                              N/A                   24.31%
AIM V.I. International Equity Fund                    N/A                   15.63%
AIM V.I. Value Fund                                   N/A                   35.93%
American Century VP Balanced                        14.20%                  13.37%
American Century VP International                   17.14%                  11.04%
Dreyfus Socially Responsible Growth                 22.78%                  20.25%
Dreyfus Stock Index                                   N/A                   30.78%
VIF Small Company Stock                             -7.25%                   2.30%
VIF Growth and Income                               10.03%                  10.56%
VIF Money Market                                     3.37%                   3.52%
VIP Growth                                          19.30%                  17.12%
VIP High Income                                    -16.25%                  -6.41%
VIP Equity-Income                                     N/A                    6.13%
VIP II Contrafund                                   20.90%                  20.90%
Goldman Sachs Growth and Income Fund                  N/A                  -20.93%
Goldman Sachs CORE U.S. Equity Fund                   N/A                   82.78%
Goldman Sachs CORE Large Cap Growth Fund              N/A                  135.34%
Goldman Sachs CORE Small Cap Equity Fund              N/A                   50.79%
Goldman Sachs Capital Growth Fund                     N/A                  108.05%
Goldman Sachs Mid Cap Equity Fund                     N/A                   -1.36%
Goldman Sachs International Equity Fund               N/A                   76.87%
Goldman Sachs Global Income Fund                      N/A                  -20.93%
Morgan Stanley Fixed Income                           N/A                   11.42%
Morgan Stanley Equity Growth                          N/A                   88.50%
Morgan Stanley Value                                  N/A                   -3.21%
Morgan Stanley Mid Cap Value                          N/A                   90.83%
Morgan Stanley U.S. Real Estate                       N/A                   13.15%
Morgan Stanley Global Equity                          N/A                   34.64%
Morgan Stanley International Magnum                   N/A                   30.53%
MFS Emerging Growth                                 32.34%                  27.67%
MFS Growth with Income                              20.66%                  19.25%
MFS New Discovery                                     N/A                  148.56%
Neuberger Berman AMT Guardian                         N/A                   72.63%
Neuberger Berman AMT Mid-Cap Growth                   N/A                  287.34%
Neuberger Berman AMT Partners                         N/A                   23.68%

     *The Enhanced Death Benefit Rider has been available since the Contracts were first offered.

     **The inception dates of the Variable Sub-Accounts appear in the footnote to the third table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider)*


Variable Sub-Account                                1 Year            Since Inception**
--------------------                                ------            -----------------

AIM V.I. Balanced Fund                                N/A                   63.98%
AIM V.I. Capital Appreciation Fund                    N/A                   25.59%
AIM V.I. Diversified Income Fund                      N/A                    1.16%
AIM V.I. Global Utilities Fund                        N/A                   15.36%
AIM V.I. Government Securities Fund                   N/A                    9.12%
AIM V.I. Growth Fund                                  N/A                   37.73%
AIM V.I. Growth and Income Fund                       N/A                   31.22%
AIM V.I. High Yield Fund                              N/A                   24.03%
AIM V.I. International Equity Fund                    N/A                   15.38%
AIM V.I. Value Fund                                   N/A                   35.63%
American Century VP Balanced                        13.95%                  13.13%
American Century VP International                   16.89%                  10.80%
Dreyfus Socially Responsible Growth                 22.51%                  19.99%
Dreyfus Stock Index                                   N/A                   30.50%
VIF Small Company Stock                             -7.45%                   2.07%
VIF Growth and Income                                9.79%                  10.32%
VIF Money Market                                     3.15%                   3.29%
VIP Growth                                          19.04%                  16.86%
VIP High Income                                    -16.44%                  -6.61%
VIP Equity-Income                                     N/A                    5.90%
VIP II Contrafund                                   20.64%                  20.63%
Goldman Sachs Growth and Income Fund                  N/A                  -21.10%
Goldman Sachs CORE U.S. Equity Fund                   N/A                   82.37%
Goldman Sachs CORE Large Cap Growth Fund              N/A                  134.83%
Goldman Sachs CORE Small Cap Equity Fund              N/A                   50.45%
Goldman Sachs Capital Growth Fund                     N/A                  107.59%
Goldman Sachs Mid Cap Equity Fund                     N/A                   -1.58%
Goldman Sachs International Equity Fund               N/A                   76.48%
Goldman Sachs Global Income Fund                      N/A                  -21.10%
Morgan Stanley Fixed Income                           N/A                   11.17%
Morgan Stanley Equity Growth                          N/A                   88.09%
Morgan Stanley Value                                  N/A                   -3.42%
Morgan Stanley Mid Cap Value                          N/A                   90.41%
Morgan Stanley U.S. Real Estate                       N/A                   12.90%
Morgan Stanley Global Equity                          N/A                   34.35%
Morgan Stanley International Magnum                   N/A                   30.24%
MFS Emerging Growth                                 32.05%                  27.39%
MFS Growth with Income                              20.40%                  18.98%
MFS New Discovery                                     N/A                  148.02%
Neuberger Berman AMT Guardian                         N/A                   72.25%
Neuberger Berman AMT Mid-Cap Growth                   N/A                  286.50%
Neuberger Berman AMT Partners                         N/A                   23.41%

-------------------

     *The Enhanced Death and Income Benefit Combination Rider has been available since the Contracts were first offered.

     **The inception dates of the Variable Sub-Accounts appear in the footnote to the third table under "Standardized Total Returns."


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge, but not the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. No adjusted historical total returns are shown for the VIF Money Market Variable Sub-Account.

The inception dates of the Portfolios are as follows:

Portfolio                                          Inception Date
---------                                          --------------

AIM V.I. Balanced Fund                             May 1, 1998
AIM V.I. Diversified Income Fund                   May 5, 1993
AIM V.I. Capital Appreciation Fund                 May 5, 1993
AIM V.I. Growth and Income Fund                    May 2, 1994
AIM V.I. Global Utilities Fund                     May 2, 1994
AIM V.I. Government Securities Fund                May 5, 1993
AIM V.I. Growth Fund                               May 5, 1993
AIM V.I. High Yield Fund                           May 1, 1998
AIM V.I. International Equity Fund                 May 5, 1993
AIM V.I. Value Fund                                May 5, 1993
American Century VP Balanced                       May 1, 1991
American Century VP International                  May 2, 1994
Dreyfus Socially Responsible Growth                October 7, 1993
Dreyfus Stock Index                                September  29, 1989
VIF Small Company Stock                            April 30, 1996
VIF Growth and Income                              May 2, 1994
VIF Money Market                                   August 31, 1990
VIP Growth                                         October 9, 1986
VIP High Income                                    September 20, 1985
VIP Equity-Income                                  October 23, 1986
VIP II Contrafund                                  January 3, 1995
Goldman Sachs Growth and Income Fund               January 12, 1998
Goldman Sachs CORE U.S. Equity Fund                February 13, 1998
Goldman Sachs CORE Large Cap Growth Fund           February 13, 1998
Goldman Sachs CORE Small Cap Equity Fund           February 13, 1998
Goldman Sachs Capital Growth Fund                  April 30, 1998
Goldman Sachs Mid Cap Equity Fund                  April 30, 1998
Goldman Sachs International Equity Fund            January 12, 1998
Goldman Sachs Global Income Fund                   January 12, 1998
Morgan Stanley Fixed Income                        January 2, 1997
Morgan Stanley Equity Growth                       January 2, 1997
Morgan Stanley Value                               January 2, 1997
Morgan Stanley Mid Cap Value                       January 2, 1997
Morgan Stanley U.S. Real Estate                    March 4, 1997
Morgan Stanley Global Equity                       January 2, 1997
Morgan Stanley International Magnum                January 2, 1997
MFS Emerging Growth                                July 24, 1995
MFS Growth with Income                             October 9, 1995
MFS New Discovery                                  April 29, 1998
Neuberger Berman AMT Guardian                      November 3, 1997
Neuberger Berman AMT Mid-Cap Growth                November 3, 1997
Neuberger Berman AMT Partners                      March 22, 1994
STI Capital Appreciation                           October 2, 1995
STI Value Income Stock                             October 2, 1995


                               Provider Contracts

(Without the Enhanced  Death Benefit Rider)

                                                                                    10 Years or
                                                                                  Since Inception
Variable Sub-Account                             1 year           5 Years       of Portfolio if less
--------------------                             ------           -------          ------------

AIM V.I. Capital Appreciation Fund               12.53%            15.32%            16.91%
AIM V.I. Diversified Income Fund                 -2.98%             5.21%             5.52%
AIM V.I. Growth and Income Fund                  20.80%             N/A              20.43%
AIM V.I. Global Utilities Fund                    9.75%             N/A              13.37%
AIM V.I. Government Securities Fund              -4.11%             4.47%             4.42%
AIM V.I. Growth Fund                             27.15%            19.50%            19.00%
AIM V.I. International Equity Fund                8.77%             9.42%            11.52%
AIM V.I. Value Fund                              25.46%            19.77%            20.02%
American Century VP Balanced                      9.05%            11.00%            10.11%
American Century VP International                11.99%             N/A              10.22%
VIS Dividend Growth                               7.57%            16.69%            17.19%
VIS European Growth                              17.13%            18.68%            16.89%
VIS Utilities                                    16.93%            12.97%            14.11%
VIS Quality Income Plus                           2.04%             5.40%             8.29%
VIP Growth                                       32.45%            19.80%            17.76%
VIP High Income                                 -10.79%             6.89%             9.53%
VIP Equity-Income                                  4.96%           16.43%            13.81%
VIP II Contrafund                                23.06%             N/A              26.34%
Dreyfus Socially Responsible Growth              17.63%            19.53%            20.15%
Dreyfus Stock Index Fund                         21.32%            21.65%            15.52%
VIF Small Company Stock                         -12.40%             N/A               5.59%
VIF Growth and Income                             4.88%             N/A              19.88%
VIF Money Market                                 -1.46%             3.12%             3.46%
MFS Emerging Growth Series                       27.19%             N/A              24.34%


-------------------


(With the Enhanced Death Benefit Rider)*

                                                                                    10 Years or
                                                                                  Since Inception
Variable Sub-Account                             1 year           5 Years       of Portfolio if less
--------------------                             ------           -------          ------------

AIM V.I. Capital Appreciation Fund               12.41%            15.20%            16.79%
AIM V.I. Diversified Income Fund                 -3.08%             5.10%             5.42%
AIM V.I. Growth and Income Fund                  20.68%             N/A              20.31%
AIM V.I. Global Utilities Fund                    9.64%             N/A              13.25%
AIM V.I. Government Securities Fund              -4.01%             4.37%             4.32%
AIM V.I. Growth Fund                             27.02%            19.38%            18.88%
AIM V.I. International Equity Fund                8.65%             9.31%            11.41%
AIM V.I. Value Fund                              25.33%            19.65%            19.90%
American Century VP Balanced                      8.93%            10.89%            10.00%
American Century VP International                11.88%             N/A              10.11%
VIS Dividend Growth                               7.46%            16.57%            17.01%
VIS European Growth                              17.01%            18.56%            16.77%
VIS Utilities                                    16.81%            12.86%            13.99%
VIS Quality Income Plus                           1.93%             5.30%             8.19%
VIP Growth                                       32.31%            19.68%            17.64%
VIP High Income                                 -10.88%             6.78%             9.43%
VIP Equity-Income                                  4.85%           16.31%            13.70%
VIP II Contrafund                                22.94%             N/A              26.21%
Dreyfus Socially Responsible Growth              17.51%            19.41%            20.02%
Dreyfus Stock Index Fund                         21.19%            21.53%            15.41%
VIF Small Company Stock                         -12.50%             N/A               5.48%
VIF Growth and Income                             4.77%             N/A              19.76%
VIF Money Market                                 -1.57%             3.01%             3.35%
MFS Emerging Growth Series                       27.06%             N/A              24.21%


----------------------

     *Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Rider as if that feature had been available throughout the periods shown.



                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)

                                                                                    10 Years or
                                                                                  Since Inception
Variable Sub-Account                              1 year          5 Years       of Portfolio if less
--------------------                              ------          -------          ------------

AIM V.I. Balanced Fund                              N/A             N/A              10.63%
AIM V.I. Capital Appreciation Fund                12.77%           15.55%            20.19%
AIM V.I. Diversified Income Fund                  -2.78%            5.42%             5.74%
AIM V.I. Global Utilities Fund                     9.98%            N/A              13.60%
AIM V.I. Government Securities Fund                4.33%            4.69%             4.64%
AIM V.I. Growth Fund                              27.41%           19.74%            19.24%
AIM V.I. Growth and Income Fund                   21.05%            N/A              20.67%
AIM V.I. High Yield Fund                            N/A             N/A             -19.63%
AIM V.I. International Equity Fund                 8.99%            9.64%            11.74%
AIM V.I. Value Fund                               25.72%           10.01%            20.27%
American Century VP Balanced                       9.27%           11.23%            10.33%
American Century VP International                 12.23%            N/A              10.45%
Dreyfus Socially Responsible Growth               17.87%           19.77%            20.39%
Dreyfus Stock Index                               21.57%           21.90%            15.75%
VIF Small Company Stock                          -12.22%            N/A               5.81%
VIF Growth and Income                              5.10%            N/A              20.12%
VIF Money Market                                  -1.57%            3.26%             3.63%
VIP Growth                                        14.39%           16.63%            16.33%
VIP High Income                                  -21.24%            4.53%             8.46%
VIP Equity-Income                                 -1.68%           15.16%            13.32%
VIP II Contrafund                                 15.99%            N/A              24.72%
Goldman Sachs Growth and Income Fund                N/A             N/A              -3.22%
Goldman Sachs CORE U.S. Equity Fund                 N/A             N/A               8.88%
Goldman Sachs CORE Large Cap Growth Fund            N/A             N/A              11.84%
Goldman Sachs CORE Small Cap Equity Fund            N/A             N/A             -17.74%
Goldman Sachs Capital Growth Fund                   N/A             N/A              10.70%
Goldman Sachs Mid Cap Equity Fund                   N/A             N/A             -28.48%
Goldman Sachs International Equity Fund             N/A             N/A              13.08%
Goldman Sachs Global Income Fund                    N/A             N/A              -3.22%
Morgan Stanley Fixed Income                        1.50%            N/A               5.22%
Morgan Stanley Equity Growth                      12.75%            N/A              22.50%
Morgan Stanley Value                              -8.34%            N/A               5.17%
Morgan Stanley Mid Cap Value                       8.97%            N/A              24.10%
Morgan Stanley U.S. Real Estate                  -17.05%            N/A              -1.24%
Morgan Stanley Global Equity                       7.00%            N/A              13.12%
Morgan Stanley International Magnum                2.55%            N/A               4.43%
MFS Emerging Growth                               27.45%            N/A              24.13%
MFS Growth with Income                            15.75%            N/A              23.65%
MFS New Discovery                                   N/A             N/A              -5.54%
Neuberger Berman AMT Guardian                     24.99%            N/A              26.61%
Neuberger Berman AMT Mid-Cap Growth               32.52%            N/A              46.66%
Neuberger Berman AMT Partners                     -2.16%            N/A              17.92%
STI Capital Appreciation                          22.33%            N/A              27.47%
STI Value Income Stock                             3.26%            N/A              16.90%


(With Enhanced Death Benefit Rider)*

                                                                                    10 Years or
                                                                                  Since Inception
Variable Sub-Account                              1 year          5 Years       of Portfolio if less
--------------------                              ------          -------          ------------

AIM V.I. Balanced Fund                              N/A             N/A              10.38%
AIM V.I. Capital Appreciation Fund                 12.51%          15.29%            16.88%
AIM V.I. Diversified Income Fund                   -3.00%           5.19%             5.50%
AIM V.I. Global Utilities Fund                      9.73%           N/A              13.34%
AIM V.I. Government Securities Fund                 4.09%           4.45%             4.40%
AIM V.I. Growth Fund                               27.12%          19.47%            18.97%
AIM V.I. Growth and Income Fund                    20.78%           N/A              20.40%
AIM V.I. High Yield Fund                            N/A             N/A             -19.81%
AIM V.I. International Equity Fund                  8.74%           9.39%            11.50%
AIM V.I. Value Fund                                25.43%          19.74%            20.00%
American Century VP Balanced                        9.02%          10.98%            10.09%
American Century VP International                  11.97%           N/A              10.20%
Dreyfus Socially Responsible Growth                17.60%          19.51%            20.12%
Dreyfus Stock Index                                21.29%          21.63%            15.50%
VIF Small Company Stock                           -12.42%           N/A               5.57%
VIF Growth and Income                               4.86%           N/A              19.86%
VIF Money Market                                   -1.80%           3.03%             3.40%
VIP Growth                                         14.13%          16.37%            16.07%
VIP High Income                                   -21.43%           4.29%             8.22%
VIP Equity-Income                                  -1.90%          14.90%            13.07%
VIP II Contrafund                                  15.73%           N/A              24.44%
Goldman Sachs Growth and Income Fund                N/A             N/A              -3.45%
Goldman Sachs CORE U.S. Equity Fund                 N/A             N/A               8.63%
Goldman Sachs CORE Large Cap Growth Fund            N/A             N/A              11.58%
Goldman Sachs CORE Small Cap Equity Fund            N/A             N/A             -17.94%
Goldman Sachs Capital Growth Fund                   N/A             N/A              10.45%
Goldman Sachs Mid Cap Equity Fund                   N/A             N/A             -28.64%
Goldman Sachs International Equity Fund             N/A             N/A              12.82%
Goldman Sachs Global Income Fund                    N/A             N/A              -3.45%
Morgan Stanley Fixed Income                         1.26%           N/A               4.98%
Morgan Stanley Equity Growth                       12.49%           N/A              22.22%
Morgan Stanley Value                               -8.55%           N/A               4.93%
Morgan Stanley Mid Cap Value                        8.71%           N/A              23.81%
Morgan Stanley U.S. Real Estate                   -17.25%           N/A              -1.47%
Morgan Stanley Global Equity                        6.76%           N/A              12.86%
Morgan Stanley International Magnum                 2.31%           N/A               4.19%
MFS Emerging Growth                                27.16%           N/A              24.03%
MFS Growth with Income                             15.49%           N/A              23.37%
MFS New Discovery                                   N/A             N/A              -5.75%
Neuberger Berman AMT Guardian                      24.70%           N/A              26.32%
Neuberger Berman AMT Mid-Cap Growth                32.22%           N/A              46.33%
Neuberger Berman AMT Partners                      -2.38%           N/A              17.65%
STI Capital Appreciation                           22.05%           N/A              27.18%
STI Value Income Stock                              3.03%           N/A              16.63%

-------------------

        *Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Rider as if that feature had been available throughout the periods shown.

(With the Enhanced Death and Income Benefit Combination Rider)*


                                                                                    10 Years or
                                                                                  Since Inception
Variable Sub-Account                              1 year          5 Years       of Portfolio if less
--------------------                              ------          -------          ------------


AIM V.I. Balanced Fund                              N/A             N/A              10.12%
AIM V.I. Capital Appreciation Fund                12.25%           15.04%            16.62%
AIM V.I. Diversified Income Fund                   -3.22%           5.95%             5.27%
AIM V.I. Global Utilities Fund                      9.48%           N/A              13.09%
AIM V.I. Government Securities Fund                 3.85%           4.22%             4.17%
AIM V.I. Growth Fund                              26.83%           19.21%            18.71%
AIM V.I. Growth and Income Fund                   20.50%            N/A              20.14%
AIM V.I. High Yield Fund                            N/A             N/A             -20.00%
AIM V.I. International Equity Fund                  8.49%           9.15%            11.25%
AIM V.I. Value Fund                               25.15%           19.48%            19.73%
American Century VP Balanced                        8.77%          10.73%             9.85%
American Century VP International                 11.71%            N/A               9.95%
Dreyfus Socially Responsible Growth               17.33%           19.25%            19.86%
Dreyfus Stock Index                               21.02%           21.36%            15.25%
VIF Small Company Stock                           -12.63%           N/A               5.33%
VIF Growth and Income                               4.62%           N/A              19.59%
VIF Money Market                                   -2.03%           2.80%             3.17%
VIP Growth                                        13.86%           16.11%            15.82%
VIP High Income                                   -21.61%           4.06%             7.98%
VIP Equity-Income                                  -2.13%          14.65%            12.82%
VIP II Contrafund                                 15.46%            N/A              24.16%
Goldman Sachs Growth and Income Fund                N/A             N/A              -3.67%
Goldman Sachs CORE U.S. Equity Fund                 N/A             N/A               8.38%
Goldman Sachs CORE Large Cap Growth Fund            N/A             N/A              11.33%
Goldman Sachs CORE Small Cap Equity Fund            N/A             N/A             -18.13%
Goldman Sachs Capital Growth Fund                   N/A             N/A              10.19%
Goldman Sachs Mid Cap Equity Fund                   N/A             N/A             -28.81%
Goldman Sachs International Equity Fund             N/A             N/A              12.56%
Goldman Sachs Global Income Fund                    N/A             N/A              -3.67%
Morgan Stanley Fixed Income                        1.03%            N/A               4.74%
Morgan Stanley Equity Growth                      12.24%            N/A              21.95%
Morgan Stanley Value                               -8.77%           N/A               4.69%
Morgan Stanley Mid Cap Value                        8.46%           N/A              23.53%
Morgan Stanley U.S. Real Estate                   -17.44%           N/A              -1.70%
Morgan Stanley Global Equity                        6.51%           N/A              12.61%
Morgan Stanley International Magnum                 2.07%           N/A               3.95%
MFS Emerging Growth                               26.87%            N/A              23.76%
MFS Growth with Income                            15.22%            N/A              23.09%
MFS New Discovery                                   N/A             N/A              -5.97%
Neuberger Berman AMT Guardian                     24.42%            N/A              26.04%
Neuberger Berman AMT Mid-Cap Growth               31.92%            N/A              46.00%
Neuberger Berman AMT Partners                     -2.61%            N/A              17.39%
STI Capital Appreciation                          21.77%            N/A              26.90%
STI Value Income Stock                             2.79%            N/A              16.37%

-------------------

        *Performance figures have been adjusted to reflect the current charge for the Enhanced Death and Income Benefit Combination Rider as if that feature had been available throughout the periods shown.

Calculation of Accumulation Unit Values

--------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

             (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

             (2)  the  per  share   amount  of  any  dividend  or  capital  gain
             distributions  made  by  the  Portfolio   underlying  the  Variable
             Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

--------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

     The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

     We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

--------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS
--------------------------------------------------------------------------------


The financial statements and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports apearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The financial statements of the Variable Account and Glenbrook and the accompanying Independent Auditors' Report appear on the pages that follow. The financial statements of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

                          Financial Statements

                               INDEX


                                                                           PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Financial Position
          December 31, 1998 and 1997........................................F-2

       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-17

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                             December 31,
                                                             ------------
($ in thousands)                                           1998        1997
                                                           ----        ----

ASSETS
Investments
    Fixed income securities, at fair value
      (amortized cost $87,415 and $81,369)              $   94,313   $   86,243
    Short-term                                               4,663        4,231
                                                        ----------   ----------
    Total investments                                       98,976       90,474

Reinsurance recoverable from Allstate Life
    Insurance Company                                    3,113,278    2,637,983
Other assets                                                 2,590        2,549
Separate Accounts                                          993,622      620,535
                                                        ----------   ----------
        TOTAL ASSETS                                    $4,208,466   $3,351,541
                                                        ==========   ==========

LIABILITIES
Contractholder funds                                     3,113,278    2,637,983
Current income taxes payable                                 2,181          609
Deferred income taxes                                        2,499        1,772
Payable to affiliates, net                                   3,583        2,698
Separate Accounts                                          993,622      620,535
                                                        ----------   ----------
        TOTAL LIABILITIES                                4,115,163    3,263,597
                                                        ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 4,200 shares
    authorized, issued and outstanding                       2,100        2,100
Additional capital paid-in                                  69,641       69,641
Retained income                                             17,079       13,035

Accumulated other comprehensive income:
    Unrealized net capital gains                             4,483        3,168
                                                        ----------   ----------
        Total accumulated other comprehensive income         4,483        3,168
                                                        ----------   ----------
        TOTAL SHAREHOLDER'S EQUITY                          93,303       87,944
                                                        ----------   ----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY      $4,208,466   $3,351,541
                                                        ==========   ==========


      See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                      Year Ended December 31,
                                                      -----------------------
($ in thousands)                                     1998      1997     1996
                                                     ----      ----     ----

REVENUES
Net investment income                              $ 6,231    $ 5,304   $ 3,774
Realized capital gains and losses                       (5)     3,460        --
                                                   -------    -------   -------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     6,226      8,764     3,774
Income tax expense                                   2,182      3,078     1,339
                                                   -------    -------   -------


NET INCOME                                           4,044      5,686     2,435
                                                   -------    -------   -------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
  Change in unrealized net capital
     gains and losses                                1,315        378      (567)
                                                   -------    -------   -------

COMPREHENSIVE INCOME                               $ 5,359    $ 6,064   $ 1,868
                                                   =======    =======   =======


See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                    December 31,
                                                    ------------
   ($ in thousands)                        1998       1997       1996
                                           ----       ----        ----

COMMON STOCK                             $  2,100   $  2,100   $  2,100
                                         --------   --------   --------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                 69,641     69,641     49,641
Capital contribution                           --         --     20,000
                                         --------   --------   --------
Balance, end of year                       69,641     69,641     69,641
                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                 13,035      7,349      4,914
Net income                                  4,044      5,686      2,435
                                         --------   --------   --------
Balance, end of year                       17,079     13,035      7,349
                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                  3,168      2,790      3,357
Change in unrealized net capital gains
   and losses                               1,315        378       (567)
                                         --------   --------   --------
Balance, end of year                        4,483      3,168      2,790
                                         --------   --------   --------

     Total shareholder's equity          $ 93,303   $ 87,944   $ 81,880
                                         ========   ========   ========

   See notes to financial statements.



                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS


                                                         Year Ended December 31,
                                                         -----------------------
    ($ in thousands)                                  1998        1997        1996
                                                      ----        ----        ----


CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $  4,044    $  5,686    $  2,435
Adjustments to reconcile net income to net cash
   provided by operating activities
      Amortization and other non-cash  items             (24)         29          --
      Realized capital gains and losses                    5      (3,460)         --
 Changes in:
      Income taxes payable                             1,590         240      (1,223)
      Other operating assets and liabilities             915         961         717
                                                    --------    --------    --------
        Net cash provided by operating activities      6,530       3,456       1,929
                                                    --------    --------    --------


CASH FLOWS FROM INVESTING ACTIVITIES
 Fixed income securities
   Proceeds from sales                                 1,966       1,405          --
   Investment collections                              7,123      14,217       2,891
   Investment purchases                              (15,250)    (50,115)     (5,667)
Participation in Separate Accounts                        --      13,981        (232)
Change in short-term investments, net                   (369)     (2,944)        815
                                                    --------    --------    --------
        Net cash used in investing activities         (6,530)    (23,456)     (2,193)
                                                    --------    --------    --------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                      --      20,000          --
                                                    --------    --------    --------
        Net cash provided by financing activities         --      20,000          --
                                                    --------    --------    --------

NET DECREASE IN CASH                                      --          --        (264)
CASH AT THE BEGINNING OF YEAR                             --          --         264
                                                    --------    --------    --------
CASH AT END OF YEAR                                 $     --    $     --    $     --
                                                    ========    ========    ========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Noncash financing activity:
    Capital contribution receivable from
       Allstate Life Insurance Company              $     --      $   --    $ 20,000
                                                    ========    ========    ========



See notes to financial statements.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings products and life insurance through banks, direct marketing and broker-dealers. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities. Life insurance includes universal life and variable life products. The Company has entered into exclusive distribution arrangements with management investment companies to market its variable annuity contracts. In 1998, substantially all of the Company's statutory premiums and deposits were from annuities. The Company re-domesticated its operations from Illinois to Arizona in 1998.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in securities and insurance businesses, which would present an increased level of competition, as well as opportunities, for sales of the
Company's  life and  savings  products.  Furthermore,  the market  for  deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could have a detrimental effect on the Company's sales.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company are Florida, Pennsylvania, Texas, California and Tennessee for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES
Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance. All premium revenues and contract charges are primarily reinsured with ALIC.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates.

Deferred income taxes arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues flexible premium deferred variable annuity and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life Variable Life Separate Account A, Glenbrook Life Scudder Variable Account (A), Glenbrook Life Multi-Manager Variable Account, Glenbrook Life AIM Variable Life Separate Account A and Glenbrook Life Variable Life Separate Account B. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 3.46% to 11.00% for those contracts with fixed interest rates and from 3.75% to 10.00% for those with flexible rates.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with shareholders. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 8).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

PENDING ACCOUNTING STANDARDS
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.   RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------
($ in thousands)                                    1998       1997       1996
                                                  --------   --------   --------

Contract charges                                 $  19,009  $  11,641  $   4,254
Credited interest, policy benefits, and
   certain expenses                                218,008    179,954    113,703


BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $15,949, $19,243 and $4,804 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.


4.   INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:
                                    AMORTIZED   GROSS UNREALIZED     FAIR
                                      COST      GAINS     LOSSES     VALUE
                                      ----      -----     ------     -----
AT DECEMBER 31, 1998
U.S. government and agencies         $24,350   $ 4,308   $    --    $28,658
Municipal                                656        24        --        680
Corporate                             33,009     1,575       (39)    34,545
Mortgage-backed securities            29,400     1,047       (17)    30,430
                                     -------   -------   -------    -------
     Total fixed income securities   $87,415   $ 6,954   $   (56)   $94,313
                                     =======   =======   =======    =======

AT DECEMBER 31, 1997
U.S. government and agencies         $24,419   $ 2,961   $    --    $27,380
Municipal                                656        17        --        673
Corporate                             25,476       840        --     26,316
Mortgage-backed securities            30,818     1,056        --     31,874
                                     -------   -------   -------    -------
     Total fixed income securities   $81,369   $ 4,874   $    --    $86,243
                                     =======   =======   =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1998:

                                               AMORTIZED   FAIR
                                                 COST      VALUE
                                                 ----      -----

Due in one year or less                         $   400   $   400
Due after one year through five years             8,711     8,943
Due after five years through ten years           36,027    39,009
Due after ten years                              12,877    15,531
                                                -------   -------
                                                 58,015    63,883
Mortgage-backed securities                       29,400    30,430
                                                -------   -------
   Total                                        $87,415   $94,313
                                                =======   =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME
 YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

Fixed income securities                   $ 6,151    $ 5,014    $ 3,478
Short-term investments                        183        231        126
Participation in Separate Accounts             --        161        232
                                          -------    -------    -------
    Investment income, before expense       6,334      5,406      3,836
    Investment expense                        103        102         62
                                          -------    -------    -------
    Net investment income                 $ 6,231    $ 5,304    $ 3,774
                                          =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES
 YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

Fixed income securities                   $    (5)   $   (61)   $    --
Short-term investments                         --          6         --
Participation in Separate Accounts             --      3,515         --
                                          -------    -------    -------
     Realized capital gains and losses         (5)     3,460         --
     Income taxes                               2     (1,211)        --
                                          -------    -------    -------
     Realized capital gains and losses,
        after tax                         $    (3)   $ 2,249    $    --
                                          =======    =======    =======

Excluding calls and prepayments, gross losses of $5 and $61 were realized on sales of fixed income securities during 1998 and 1997, respectively. There were no gains or losses, excluding calls and prepayments during 1996.

UNREALIZED NET CAPITAL GAINS
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:


                                 COST/
                               AMORTIZED     FAIR     GROSS UNREALIZED      UNREALIZED
                                 COST        VALUE     GAINS      LOSSES     NET GAINS
                                 ----        -----     -----      ------     ---------

Fixed income securities        $ 87,415    $ 94,313   $  6,954   $    (56)   $  6,898
                               ========   ========   ========    ========
Deferred income taxes                                                          (2,415)
                                                                             --------
Unrealized net capital gains                                                 $  4,483
                                                                             ========



CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,
                                       1998       1997       1996
                                     -------    -------    -------

Fixed income securities              $ 2,024    $ 2,410    $(2,239)
Participation in Separate Accounts        --     (1,829)     1,368
Deferred income taxes                   (709)      (203)       304
                                     -------    -------    -------
Increase (decrease)  in unrealized
   net capital gains                 $ 1,315    $   378    $  (567)
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 1998, fixed income securities with a carrying value of $11,416 were on deposit with regulatory authorities as required by law.


5.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including universal life-type insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                1998                  1997
                                ----                  ----
                          CARRYING     FAIR     CARRYING    FAIR
                           VALUE       VALUE     VALUE      VALUE
                           -----       -----     -----      -----

Fixed income securities   $ 94,313   $ 94,313   $ 86,243   $ 86,243
Short-term investments       4,663      4,663      4,231      4,231
Separate Accounts          993,622    993,622    620,535    620,535

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                    1998                      1997
                                    ----                      ----
                             CARRYING      FAIR        CARRYING       FAIR
                               VALUE       VALUE         VALUE        VALUE
                               -----       -----         -----        -----
Contractholder funds on
     investment contracts   $3,130,228   $2,967,101   $2,636,331   $2,492,095
Separate Accounts              993,622      993,622      620,535      620,535

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


6.  INCOME TAXES

For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax liability at December 31, are as follows:

                                          1998       1997
                                         -------    -------

Unrealized net capital gains             $(2,415)   $(1,706)
Difference in tax bases of investments       (84)       (66)
                                         -------    -------
   Total deferred liability              $(2,499)   $(1,772)
                                         =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                               1998     1997     1996
                              ------   ------   ------

Current                       $2,164   $3,037   $1,335
Deferred                          18       41        4
                              ------   ------   ------
   Total income tax expense   $2,182   $3,078   $1,339
                              ======   ======   ======

The Company paid income taxes of $592, $2,839 and $2,446 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $2,181 and $609 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                            1998      1997      1996
                                           ------    ------    ------

Statutory federal income tax rate           35.0%     35.0%     35.0%
Other                                         --        .1        .5
                                           ------    ------    ------

Effective income tax rate                   35.0%     35.1%     35.5%
                                           ======    ======    ======


7.   STATUTORY FINANCIAL INFORMATION

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Arizona, is continuing its comparison of codification and current statutory accounting requirements to determine necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Arizona Department of Insurance is $4,698.

8.    OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


                                         1998                            1997                               1996
                             -----------------------------   ----------------------------   -----------------------------
                                                    After-                         After-                          After-
                             Pretax       Tax        tax     Pretax      Tax        tax     Pretax       Tax        tax
                             ------       ---        ---     ------      ---        ---     ------       ---        ---
Unrealized capital gains
 and losses:
--------------------------
Unrealized holding gains
   (losses) arising during
   the period                $ 2,019    $  (707)   $ 1,312   $ 4,034   $(1,412)   $ 2,622   $  (871)   $   304    $  (567)
Less:  reclassification
   adjustment for realized
   net capital gains
   included in net income         (5)         2         (3)    3,453    (1,209)     2,244        --         --         --
                             -------    -------    -------   -------   -------    -------   -------    -------    -------
Unrealized net capital
   gains (losses)            $ 2,024    $  (709)   $ 1,315   $   581   $  (203)   $   378   $  (871)   $   304    $  (567)
                             -------    -------    -------   -------   -------    -------   -------    -------    -------
Other comprehensive
   income                    $ 2,024    $  (709)   $ 1,315   $   581   $  (203)   $   378   $  (871)   $   304    $  (567)
                             =======    =======    =======   =======   =======    =======   =======    =======    =======



9.    COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)



                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1998                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------

Life insurance in force                          $  12,056   $  12,056   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $  19,009   $  19,009   $    --
                                                 =========   =========   =======


                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1997                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------

Life insurance in force                          $   4,095   $   4,095   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $  11,641   $  11,641   $    --
                                                 =========   =========   =======


                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1996                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------
Life insurance in force                          $   2,436   $   2,436   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $   4,254   $   4,254   $    --
                                                 =========   =========   =======

--------------------------------------------------------------------------------
                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

                  Financial Statements as of December 31, 1998
                   and for the periods ended December 31, 1998
                        and Independent Auditors' Report


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------
                                                                                              Page

Independent Auditors' Report ..........................................................          1

Statements of Net Assets as of December 31, 1998 for the following:

   Investments in the American Century Variable Portfolios, Inc. Portfolios: ..........          2
    American Century VP Balanced
    American Century VP International
   Investments in the Dreyfus Variable Investment Fund Portfolios:
    VIF Growth and Income
    VIF Money Market
    VIF Small Company Stock
   Investment in The Dreyfus Socially Responsible Growth Fund, Inc.
   Investment in the Dreyfus Stock Index Fund
   Investments in the Morgan Stanley Dean Witter Variable Investment Series Portfolios:
    VIS Dividend Growth
    VIS European Growth
    VIS Quality Income Plus
    VIS Utilities
   Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
    VIP II Contrafund
   Investments in the Fidelity Variable Insurance Products Fund Portfolios:
    VIP Growth
    VIP High Income
    VIP Equity-Income
   Investments in the MFS Variable Insurance Trust Portfolios:
    MFS Emerging Growth Series
    MFS Limited Maturity Series
    MFS Growth With Income Series
    MFS New Discovery Series

   Investments in the AIM Variable Insurance Funds, Inc. Portfolios: ..................          3
    V.I. Capital Appreciation
    V.I. Diversified Income
    V.I. Government Securities
    V.I. Growth
    V.I. Growth and Income
    V.I. International Equity
    V.I. Global Utilities
    V.I. Value
    V.I. Balanced
    V.I. High Yield
   Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
    Growth and Income
    CORE U.S Equity
    CORE Large Cap Growth
    CORE Small Cap Equity
    Capital Growth
    Mid Cap Equity
    International Equity
    Global Income
   Investments in the Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
    Fixed Income
    Equity Growth
    Value
    Mid Cap Value
    U.S. Real Estate
    Global Equity
    International Magnum
   Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
    AMT Guardian
    AMT Partners
    AMT Mid-Cap Growth

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------

                                                                                              Page
Statements of Operations for the following:

For the Year Ended December 31, 1998
  Investments in the American Century Variable Portfolios, Inc. Portfolios: ...........          4
   American Century VP Balanced
   American Century VP International
  Investments in the Dreyfus Variable Investment Fund Portfolios:
   VIF Growth and Income
   VIF Money Market
   VIF Small Company Stock
  Investment in The Dreyfus Socially Responsible Growth Fund, Inc. ....................          5

For the Period January 26, 1998 to December 31, 1998
  Investment in the Dreyfus Stock Index Fund

For the Year Ended December 31, 1998
  Investments in the Morgan Stanley Dean Witter Variable Investment Series Portfolios:
   VIS Dividend Growth
   VIS European Growth
   VIS Quality Income Plus
   VIS Utilities
  Investment in the Fidelity Variable Insurance Products Fund II Portfolio: ...........           6
   VIP II Contrafund
  Investments in the Fidelity Variable Insurance Products Fund Portfolios:
   VIP Growth
   VIP High Income

For the Period January 26, 1998 to December 31, 1998
  Investment in the Fidelity Variable Insurance Products Fund Portfolios:
   VIP Equity-Income

For the Year Ended December 31, 1998
  Investments in the MFS Variable Insurance Trust Portfolios: .........................          7
   MFS Emerging Growth Series
   MFS Limited Maturity Series

For the Period  November 9, 1998 to December 31, 1998
  Investments in the MFS Variable Insurance Trust Portfolios:
   MFS Growth with Income Series
   MFS New Discovery Series

For the Period January 26, 1998 to December 31, 1998
  Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
   V.I. Capital Appreciation
   V.I. Diversified Income
   V.I. Government Securities .........................................................          8
   V.I. Growth
   V.I. Growth and Income
   V.I. International Equity
   V.I. Global Utilities
   V.I. Value

For the Period November 9, 1998 to December 31, 1998
  Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
   V.I. Balanced ......................................................................          9
   V.I. High Yield
  Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
   Growth and Income
   CORE U.S Equity
   CORE Large Cap Growth
   CORE Small Cap Equity ..............................................................         10
   Capital Growth
   Mid Cap Equity
   International Equity
   Global Income


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------

                                                                                              Page

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
   Fixed Income .......................................................................         11
   Equity Growth
   Value
   Mid Cap Value
   U.S. Real Estate
   Global Equity ......................................................................         12
   International Magnum
  Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
   AMT Guardian
   AMT Partners
   AMT Mid-Cap Growth




GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------
                                                                                              Page

Statements of Changes in Net Assets for the following:

For the Year Ended December 31, 1998
  Investments in the American Century Variable Portfolios, Inc. Portfolios:
   American Century VP Balanced .......................................................         13
   American Century VP International
  Investments in the Dreyfus Variable Investment Fund Portfolios:
   VIF Growth and Income
   VIF Money Market
   VIF Small Company Stock
  Investment in The Dreyfus Socially Responsible Growth Fund, Inc. ....................         14

For the Period January 26, 1998 to December 31, 1998
  Investment in the Dreyfus Stock Index Fund

For the Year Ended December 31, 1998
  Investments in the Morgan Stanley Dean Witter Variable Investment Series Portfolios:
   VIS Dividend Growth
   VIS European Growth
   VIS Quality Income Plus
   VIS Utilities
  Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
   VIP II Contrafund ..................................................................         15
  Investments in the Fidelity Variable Insurance Products Fund Portfolios:
   VIP Growth
   VIP High Income

For the Period January 26, 1998 to December 31, 1998
  Investment in the Fidelity Variable Insurance Products Fund Portfolios:
   VIP Equity-Income

For the Year Ended December 31, 1998
  Investments in the MFS Variable Insurance Trust Portfolios:
   MFS Emerging Growth Series .........................................................         16
   MFS Limited Maturity Series

For the Period  November 9, 1998 to December 31, 1998
  Investments in the MFS Variable Insurance Trust Portfolios:
   MFS Growth With Income Series
   MFS New Discovery Series

For the Period January 26, 1998 to December 31, 1998
  Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
   V.I. Capital Appreciation
   V.I. Diversified Income
   V.I. Government Securities .........................................................         17
   V.I. Growth
   V.I. Growth and Income
   V.I. International Equity
   V.I. Global Utilities
   V.I. Value

For the Period November 9, 1998 to December 31, 1998
  Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
   V.I. Balanced ......................................................................         18
   V.I. High Yield
  Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
   Growth and Income
   CORE U.S Equity
   CORE Large Cap Growth
   CORE Small Cap Equity ..............................................................         19
   Capital Growth
   Mid Cap Equity
   International Equity
   Global Income



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------

                                                                                              Page

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
   Fixed Income .......................................................................         20
   Equity Growth
   Value
   Mid Cap Value
   U.S. Real Estate
   Global Equity ......................................................................         21
   International Magnum
  Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
   AMT Guardian
   AMT Partners
   AMT Mid-Cap Growth

Notes to Financial Statements .........................................................    22 - 27


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for the purposes of this report), listed in the table of contents, that comprise Glenbrook Life Multi-Manager Variable Account (the "Account"), a Separate Account of Glenbrook Life and Annuity Company, an affiliate of The Allstate Corporation, as of December 31, 1998, and the related statements of operations and changes in net assets for the applicable periods indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations, and the changes in their net assets for each of the periods, indicated in the table of contents, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 18, 1999


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------

($ and shares in thousands)

NET ASSETS
Investments in the American Century Variable Portfolios, Inc. Portfolios:
  American Century VP Balanced, 25 shares (cost $204) .................................  $    210
  American Century VP International, 9 shares (cost $65) ..............................        65

Investments in the Dreyfus Variable Investment Fund Portfolios:
  VIF Growth and Income, 17 shares (cost $381) ........................................       394
  VIF Money Market, 146 shares (cost $146) ............................................       146
  VIF Small Company Stock, 5 shares (cost $75) ........................................        75

Investment in The Dreyfus Socially Responsible Growth Fund, Inc., 4 shares (cost $115)        126

Investment in the Dreyfus Stock Index Fund, 50 shares ($1,441) ........................     1,623

Investments in the Morgan Stanley Dean Witter Variable Investment Series Portfolios:
  VIS Dividend Growth .................................................................        --
  VIS European Growth .................................................................        --
  VIS Quality Income Plus .............................................................        --
  VIS Utilities .......................................................................        --

Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
  VIP II Contrafund, 12 shares (cost $261) ............................................       305

Investments in the Fidelity Variable Insurance Products Fund Portfolios:
  VIP Growth, 5 shares (cost $186) ....................................................       229
  VIP High Income, 30 shares (cost $349) ..............................................       346
  VIP Equity-Income, 52 shares (cost $1,264) ..........................................     1,311

Investments in the MFS Variable Insurance Trust Portfolios:
  MFS Emerging Growth Series, 8 shares (cost $143) ....................................       166
  MFS Limited Maturity Series, 5 shares (cost $54) ....................................        54
  MFS Growth With Income Series .......................................................        --
  MFS New Discovery Series ............................................................        --


  See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------

($ and shares in thousands)

Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
  V.I. Capital Appreciation, 10 shares (cost $242)                                             262
  V.I. Diversified Income, 17 shares (cost $199)                                               188
  V.I. Government Securities, 8 shares (cost $89)                                               89
  V.I. Growth, 17 shares (cost $373)                                                           425
  V.I. Growth and Income, 40 shares (cost $815)                                                941
  V.I. International Equity, 4 shares (cost $82)                                                79
  V.I. Global Utilities                                                                         --
  V.I. Value, 44 shares (cost $1,042)                                                        1,162
  V.I. Balanced, 0 shares (cost $4)                                                              4
  V.I. High Yield                                                                               --

Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
  Growth and Income, 0 shares (cost $4)                                                          4
  CORE U.S Equity, 0 shares (cost $4)                                                            4
  CORE Large Cap Growth                                                                         --
  CORE Small Cap Equity                                                                         --
  Capital Growth                                                                                --
  Mid Cap Equity, 0 shares (cost $5)                                                             5
  International Equity                                                                          --
  Global Income                                                                                 --

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
  Fixed Income                                                                                  --
  Equity Growth, 0 shares (cost $4)                                                              4
  Value                                                                                         --
  Mid Cap Value, 0 shares (cost $4)                                                              4
  U.S. Real Estate                                                                              --
  Global Equity, 0 shares (cost $3)                                                              3
  International Magnum                                                                          --

Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
  AMT Guardian                                                                                  --
  AMT Partners                                                                                  --
  AMT Mid-Cap Growth                                                                            --
                                                                                          --------

    Total Assets                                                                             8,224


LIABILITIES
Payable to Glenbrook Life Insurance Company:
  Accrued contract charges                                                                       4
                                                                                          --------

           Net assets                                                                     $  8,220
                                                                                          ========

  See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                    American Century Variable                Dreyfus Variable Investment
                                                    Portfolios, Inc. Portfolios                    Fund Portfolios
                                                   ----------------------------    --------------------------------------------
                                                                       For the Year Ended December 31, 1998
                                                   ----------------------------------------------------------------------------
                                                     American        American
                                                     Century         Century           VIF            VIF              VIF
                                                        VP              VP          Growth and       Money        Small Company
                                                     Balanced     International       Income         Market           Stock

                                                   ------------   -------------    ------------    ------------   -------------

INVESTMENT INCOME
Dividends                                          $          1    $          1    $          3    $          7    $         --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                 (1)             (1)             (3)             (2)             --
  Administrative expense                                     --              --              --              --              --
                                                   ------------    ------------    ------------    ------------    ------------
            Net investment income (loss)                     --              --              --               5              --
                                                   ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                         1              --               4             978               8
  Cost of investments sold                                   (1)             --              (5)           (978)             (8)
                                                   ------------    ------------    ------------    ------------    ------------

           Net realized gains (losses)                       --              --              (1)             --              --

Change in unrealized gains (losses)                           6              --              13              --              --
                                                   ------------    ------------    ------------    ------------    ------------

           Net gains on investments                           6              --              12              --              --
                                                   ------------    ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $          6    $         --    $         12    $          5    $         --
                                                   ============    ============    ============    ============    ============


See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                  The Dreyfus
                                                   Socially       Dreyfus
                                                  Responsible      Stock
                                                    Growth         Index         Morgan Stanley Dean Witter Variable Investment
                                                   Fund, Inc.       Fund                     Series Portfolios
                                                  -----------    ----------    --------------------------------------------------
                                                                   For the
                                                                   Period
                                                    For the      January 26,
                                                   Year Ended     1998 to
                                                   December       December
                                                    31, 1998      31, 1998             For the Year Ended December 31, 1998
                                                  -----------    ---------     --------------------------------------------------
                                                  The Dreyfus
                                                   Socially       Dreyfus                                     VIS
                                                  Responsible      Stock           VIS          VIS        Quality
                                                    Growth         Index        Dividend    European        Income        VIS
                                                   Fund, Inc.      Fund          Growth       Growth         Plus      Utilities
                                                  -----------    ----------    ----------    ----------   ----------   ----------

INVESTMENT INCOME
Dividends                                          $        5    $       17    $       --    $       --   $       --   $       --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                               (1)          (12)           --            --           --           --
  Administrative expense                                   --            (1)           --            --           --           --
                                                   ----------    ----------    ----------    ----------   ----------   ----------

            Net investment income (loss)                    4             4            --            --           --           --
                                                   ----------    ----------    ----------    ----------   ----------   ----------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                       8            94             7            --           --           --
  Cost of investments sold                                 (9)         (100)           (7)           --           --           --
                                                   ----------    ----------    ----------    ----------   ----------   ----------

           Net realized gains (losses)                     (1)           (6)           --            --           --           --

Change in unrealized gains (losses)                        11           182            --            --           --           --
                                                   ----------    ----------    ----------    ----------   ----------   ----------

           Net gains on investments                        10           176            --            --           --           --
                                                   ----------    ----------    ----------    ----------   ----------   ----------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $       14    $      180    $       --    $       --   $       --   $       --
                                                   ==========    ==========    ==========    ==========   ==========   ==========


See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                    Fidelity
                                                    Variable
                                                    Insurance
                                                    Products
                                                     Fund II                Fidelity Varibale Insurance
                                                    Portfolio                 Products Fund Portfolios
                                                   ------------    --------------------------------------------
                                                                                                      For the
                                                                                                      Period
                                                   For the Year                                     Januray 26,
                                                      Ended                                           1998 to
                                                   December 31,     For the Year Ended December       December
                                                       1998                  31, 1998                31, 1998
                                                   ------------    ----------------------------    ------------
                                                                                       VIP             VIP
                                                     VIP II            VIP             High           Equity-
                                                    Contrafund        Growth          Income          Income
                                                   ------------    ------------    ------------    ------------

INVESTMENT INCOME
Dividends                                          $         --    $         --    $         --    $         --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                 (2)             (2)             (3)            (11)
  Administrative expense                                     --              --              --              (1)
                                                   ------------    ------------    ------------    ------------

            Net investment income (loss)                     (2)             (2)             (3)            (12)
                                                   ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                         8               6             132              67
  Cost of investments sold                                   (9)             (6)           (153)            (77)
                                                   ------------    ------------    ------------    ------------

           Net realized gains (losses)                       (1)             --             (21)            (10)

Change in unrealized gains  (losses)                         44              43              (3)             47
                                                   ------------    ------------    ------------    ------------

           Net gains on investments                          43              43             (24)             37
                                                   ------------    ------------    ------------    ------------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $         41    $         41    $        (27)   $         25
                                                   ============    ============    ============    ============


See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                         AIM Variable Insurance
                                                        MFS Variable Insurance Trust Portfolios          Funds, Inc. Portfolios
                                                  ----------------------------------------------------  -------------------------
                                                                                  For the Period              For the Period
                                                     For the Year Ended         November 9, 1998 to         January 26, 1998 to
                                                      December 31, 1998         December 31, 1998           December 31, 1998
                                                  -------------------------   ------------------------  -------------------------
                                                       MFS          MFS            MFS         MFS
                                                    Emerging      Limited     Growth With      New         V. I.         V. I.
                                                     Growth       Maturity      Income      Discovery     Capital     Diversified
                                                     Series        Series       Series       Series    Appreciation      Income
                                                  -----------   -----------   -----------  ----------- ------------   -----------

INVESTMENT INCOME
Dividends                                         $        --   $         1   $        --  $        --  $         7   $        12
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                               (1)           --            --           --           (2)           (2)
  Administrative expense                                   --            --            --           --           --            --
                                                  -----------   -----------   -----------  -----------  -----------   -----------

            Net investment income (loss)                   (1)            1            --           --            5            10
                                                  -----------   -----------   -----------  -----------  -----------   -----------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                      20             2            --           --           21            12
  Cost of investments sold                                (25)           (1)           --           --          (24)          (12)
                                                  -----------   -----------   -----------  -----------  -----------   -----------

           Net realized gains (losses)                     (5)            1            --           --           (3)           --

Change in unrealized gains (losses)                        23            --            --           --           20           (11)
                                                  -----------   -----------   -----------  -----------  -----------   -----------

           Net gains on investments                        18             1            --           --           17           (11)
                                                  -----------   -----------   -----------  -----------  -----------   -----------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $        17   $         2   $        --  $        --  $        22   $        (1)
                                                  ===========   ===========   ===========  ===========  ===========   ===========


See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  AIM Variable Insurance Funds, Inc. Portfolios
                                                  --------------------------------------------------------------------------------

                                                                For the Period January 26, 1998 to December 31, 1998
                                                  --------------------------------------------------------------------------------
                                                     V. I.                       V. I.         V. I.         V. I.
                                                   Government      V. I.      Growth and   International    Global        V. I.
                                                   Securities     Growth        Income        Equity       Utilities      Value
                                                  -----------   -----------   -----------  -------------  -----------  -----------

INVESTMENT INCOME
Dividends                                         $         2   $        26   $        13   $         1   $        --  $        53
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                               (1)           (3)           (7)           (1)           --           (8)
  Administrative expense                                   --            --            (1)           --            --           (1)
                                                  -----------   -----------   -----------   -----------   -----------  -----------

            Net investment income (loss)                    1            23             5            --            --           44
                                                  -----------   -----------   -----------   -----------   -----------  -----------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                      67            15            72             1            --          145
  Cost of investments sold                                (62)          (14)          (73)           (1)           --         (146)
                                                  -----------   -----------   -----------   -----------   -----------  -----------

           Net realized gains (losses)                      5             1            (1)           --            --           (1)

Change in unrealized gains  (losses)                       --            52           126            (3)           --          120
                                                  -----------   -----------   -----------   -----------   -----------  -----------

           Net gains on investments                         5            53           125            (3)           --          119
                                                  -----------   -----------   -----------   -----------   -----------  -----------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $         6   $        76   $       130   $        (3)  $        --  $       163
                                                  ===========   ===========   ===========   ===========   ===========  ===========


See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                    AIM Variable Insurance             Goldman Sachs
                                                    Funds, Inc. Portfolios   Variable Insurance Trust Portfolios
                                                  ------------------------  -------------------------------------

                                                           For the Period November 9, 1998 to December 31, 1998
                                                  ---------------------------------------------------------------

                                                                   V. I.       Growth       CORE         CORE
                                                      V. I.        High         and          U.S.      Large Cap
                                                   Balanced       Yield        Income      Equity       Growth
                                                  -----------  -----------  -----------  -----------  -----------

INVESTMENT INCOME
Dividends                                         $        --  $        --  $        --  $        --  $        --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                               --           --           --           --           --
  Administrative expense                                   --           --           --           --           --
                                                  -----------  -----------  -----------  -----------  -----------

            Net investment income (loss)                   --           --           --           --           --
                                                  -----------  -----------  -----------  -----------  -----------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                      --           --           --           --           --
  Cost of investments sold                                 --           --           --           --           --
                                                  -----------  -----------  -----------  -----------  -----------

           Net realized gains (losses)                     --           --           --           --           --

Change in unrealized gains (losses)                        --           --           --           --           --
                                                  -----------  -----------  -----------  -----------  -----------

           Net gains on investments                        --           --           --           --           --
                                                  -----------  -----------  -----------  -----------  -----------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $        --  $        --  $        --  $        --  $        --
                                                  ===========  ===========  ===========  ===========  ===========


See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                            Goldman Sachs Variable Insurance Trust Portfolios
                                                  --------------------------------------------------------------------

                                                          For the Period November 9, 1998 to December 31, 1998
                                                  --------------------------------------------------------------------

                                                     CORE                         Mid
                                                     Small         Capital        Cap      International     Global
                                                   Cap Equity      Growth       Equity        Equity         Income
                                                  ------------  ------------  ------------ -------------  ------------

INVESTMENT INCOME
Dividends                                         $         --  $         --  $         --  $         --  $       --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                --            --            --            --            --
  Administrative expense                                    --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

            Net investment income (loss)                    --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                       --            --            --            --            --
  Cost of investments sold                                  --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

           Net realized gains (losses)                      --            --            --            --            --

Change in unrealized gains (losses)                         --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

           Net gains on investments                         --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $         --  $         --  $         --  $         --  $         --
                                                  ============  ============  ============  ============  ============


See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                       Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios
                                                  --------------------------------------------------------------------

                                                          For the Period November 9, 1998 to December 3, 1998
                                                  --------------------------------------------------------------------

                                                                                                Mid
                                                      Fixed        Equity                       Cap         U.S. Real
                                                      Income       Growth         Value        Value          Estate
                                                  ------------  ------------  ------------  ------------  ------------


INVESTMENT INCOME
Dividends                                         $         --  $         --  $         --  $         --  $         --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                --            --            --            --            --
  Administrative expense                                    --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

            Net investment income (loss)                    --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                       --            --            --            --            --
  Cost of investments sold                                  --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

           Net realized gains (losses)                      --            --            --            --            --

Change in unrealized gains  (losses)                        --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

           Net gains on investments                         --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $         --  $         --  $         --  $         --  $         --
                                                  ============  ============  ============  ============  ============


See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                  Morgan Stanley Dean Witter
                                                     Universal Funds, Inc.           Neuberger & Berman Advisers
                                                          Portfolios                 Management Trust Portfolios
                                                  --------------------------  ----------------------------------------

                                                           For the Period November 9, 1998 to December 31, 1998
                                                  --------------------------------------------------------------------
                                                                                                               AMT
                                                      Global     International     AMT          AMT          Mid-Cap
                                                      Equity       Magnum        Guardian     Partners       Growth
                                                  ------------  ------------  ------------  ------------  ------------

INVESTMENT INCOME
Dividends                                         $         --  $         --  $         --  $         --  $         --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                                --            --            --            --            --
  Administrative expense                                    --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

            Net investment income (loss)                    --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains from sales of investments:
  Proceeds from sales                                       --            --            --            --            --
  Cost of investments sold                                  --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

           Net realized gains (losses)                      --            --            --            --            --

Change in unrealized gains (losses)                         --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

           Net gains on investments                         --            --            --            --            --
                                                  ------------  ------------  ------------  ------------  ------------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $         --  $         --  $         --  $         --  $         --
                                                  ============  ============  ============  ============  ============


See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                   American Century Variable            Dreyfus Variable Investment
                                                 Portfolios, Inc. Portfolios                  Fund Portfolios
                                                 ---------------------------  ------------------------------------------

                                                                      For the Year Ended December 31, 1998
                                                  ----------------------------------------------------------------------
                                                    American      American
                                                    Century       Century          VIF           VIF           VIF
                                                      VP            VP         Growth and       Money      Small Company
                                                    Balanced   International     Income         Market         Stock
                                                  ------------ -------------  ------------   -----------   -------------

FROM OPERATIONS
Net investment income (loss)                      $         --  $         --  $         --     $        5   $         --
Net realized gains (losses)                                 --            --            (1)            --             --
Change in unrealized gains (losses)                          6            --            13             --             --
                                                  ------------  ------------  ------------   ------------   ------------

     Change in net assets resulting
       from operations                                       6            --            12              5             --
                                                  ------------  ------------  ------------   ------------   ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                   171            43           366            348             71
Benefit payments                                            --            --            --             --             --
Payments on termination                                     --            --            (3)           (64)            --
Contract maintenance charges                                --            --            --             --             --
Transfers among the portfolios and with the
  Fixed Account - net                                       33            22            19           (143)             4
                                                  ------------  ------------  ------------   ------------   ------------

     Change in net assets resulting from
       capital transactions                                204            65           382            141             75
                                                  ------------  ------------  ------------   ------------   ------------

INCREASE IN NET ASSETS                                     210            65           394            146             75

NET ASSETS AT BEGINNING OF PERIOD                           --            --            --             --             --
                                                  ------------  ------------  ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                       $        210  $         65  $        394   $        146   $         75
                                                  ============  ============  ============   ============   ============



 See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                             The Dreyfus
                                               Socially
                                             Responsible       Dreyfus
                                                Growth       Stock Index            Morgan Stanley Dean Witter Variable
                                              Fund, Inc.       Fund                    Investment Series Portfolios
                                             ------------   ------------   ------------------------------------------------------
                                                               For the
                                                               Period
                                                For the      January 26,
                                              Year Ended       1998 to
                                              Decmber 31,   December 31,
                                                  1998          1998              For the Year Ended December 31, 1998
                                             ------------   ------------   ------------------------------------------------------
                                              The Dreyfus
                                               Socially                                                    VIS
                                              Responsible     Dreyfus          VIS            VIS         Quality
                                                Growth       Stock Index     Dividend       European      Income         VIS
                                              Fund, Inc.       Fund           Growth        Growth         Plus        Utilities
                                             ------------   ------------   ------------  ------------  ------------  ------------

FROM OPERATIONS
Net investment income (loss)                 $          4   $          4   $         --  $         --  $         --  $         --
Net realized gains (losses)                            (1)            (6)            --            --            --            --
Change in unrealized gains (losses)                    11            182             --            --            --            --
                                             ------------   ------------   ------------  ------------  ------------  ------------

     Change in net assets resulting
       from operations                                 14            180             --            --            --            --
                                             ------------   ------------   ------------  ------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                              111          1,357             --            --            --            --
Benefit payments                                       --             --             --            --            --            --
Payments on termination                                --            (20)            --            --            --            --
Contract maintenance charges                           --             (1)            --            --            --            --
Transfers among the portfolios and with the
  Fixed Account - net                                  --            106             --            --            --            --
                                             ------------   ------------   ------------  ------------  ------------  ------------

     Change in net assets resulting from
       capital transactions                           111          1,442             --            --            --            --
                                             ------------   ------------   ------------  ------------  ------------  ------------

INCREASE IN NET ASSETS                                125          1,622             --            --            --            --

NET ASSETS AT BEGINNING OF PERIOD                      --             --             --            --            --            --
                                             ------------   ------------   ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                  $        125   $      1,622   $         --  $         --  $         --  $         --
                                             ============   ============   ============  ============  ============  ============



 See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------
($ in thousands)

                                                Fidelity
                                                Variable
                                                Insurance
                                                Products
                                                 Fund II                  Fidelity Variable Insurance
                                                Portfolio                    Products Fund Portfolios
                                             ---------------   ----------------------------------------------------
                                                                                                   For the Period
                                              For the Year                                         January 26, 1998
                                             Ended December           For the Year Ended             to December
                                                31, 1998               December 31, 1998              31, 1998
                                             ---------------   ---------------------------------   ----------------
                                                                                       VIP                VIP
                                                 VIP II               VIP              High             Equity-
                                               Contrafund            Growth           Income             Income
                                             ---------------   ---------------   ---------------   ---------------

FROM OPERATIONS
Net investment income (loss)                 $            (2)  $            (2)  $            (3)  $           (12)
Net realized gains (losses)                               (1)               --               (21)              (10)
Change in unrealized gains (losses)                       44                43                (3)               47
                                             ---------------   ---------------   ---------------   ---------------

     Change in net assets resulting
       from operations                                    41                41               (27)               25
                                             ---------------   ---------------   ---------------   ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                 177               187               347             1,188
Benefit payments                                          --                --                --                --
Payments on termination                                   (8)               --                (8)              (18)
Contract maintenance charges                              --                --                --                (1)
Transfers among the portfolios and with the
  Fixed Account - net                                     95                 1                34               116
                                             ---------------   ---------------   ---------------   ---------------

     Change in net assets resulting from
       capital transactions                              264               188               373             1,285
                                             ---------------   ---------------   ---------------   ---------------

INCREASE IN NET ASSETS                                   305               229               346             1,310

NET ASSETS AT BEGINNING OF PERIOD                         --                --                --                --
                                             ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD                  $           305   $           229   $           346   $         1,310
                                             ===============   ===============   ===============   ===============



 See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                        AIM Variable Insurance
                                                       MFS Variable Insurance Trust Portfolios          Funds, Inc. Portfolios
                                             -------------------------------------------------------  ---------------------------

                                                 For the Year Ended       For the Period November 9,  For the Period January 26,
                                                  December 31, 1998       1998 to December 31, 1998    1998 to December 31, 1998
                                             ---------------------------  --------------------------  ---------------------------
                                                 MFS             MFS           MFS          MFS
                                               Emerging        Limited     Growth With      New           V. I.          V. I.
                                                Growth         Maturity      Income      Discovery       Capital     Diversified
                                                Series          Series       Series        Series     Appreciation      Income
                                             ------------   ------------  ------------  ------------  ------------   ------------

FROM OPERATIONS
Net investment income (loss)                 $         (1)  $          1  $         --  $         --  $          5   $         10
Net realized gains (losses)                            (5)             1            --            --            (3)            --
Change in unrealized gains (losses)                    23             --            --            --            20            (11)
                                             ------------   ------------  ------------  ------------  ------------   ------------

     Change in net assets resulting
       from operations                                 17              2            --            --            22             (1)
                                             ------------   ------------  ------------  ------------  ------------   ------------

FROM CAPITAL TRANSACTIONS
Deposits                                              127             42            --            --           173            158
Benefit payments                                       --             --            --            --            --             --
Payments on termination                                --             --            --            --            --             (3)
Contract maintenance charges                           --             --            --            --            --             --
Transfers among the portfolios and with the
  Fixed Account - net                                  21             11            --            --            67             34
                                             ------------   ------------  ------------  ------------  ------------   ------------

     Change in net assets resulting from
       capital transactions                           148             53            --            --           240            189
                                             ------------   ------------  ------------  ------------  ------------   ------------

INCREASE IN NET ASSETS                                165             55            --            --           262            188

NET ASSETS AT BEGINNING OF PERIOD                      --             --            --            --            --             --
                                             ------------   ------------  ------------  ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                  $        165   $         55  $         --  $         --  $        262   $        188
                                             ============   ============  ============  ============  ============   ============



 See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   AIM Variable Insurance Funds, Inc. Portfolios
                                             --------------------------------------------------------------------------------------

                                                                For the Period January 26, 1998 to December 31, 1998
                                             --------------------------------------------------------------------------------------
                                                V. I.                         V. I.           V. I.         V. I.
                                              Government        V. I.       Growth and   International      Global         V. I.
                                              Securities       Growth         Income        Equity        Utilities        Value
                                             ------------   ------------   ------------  -------------   ------------  ------------

FROM OPERATIONS
Net investment income (loss)                 $          1   $         23   $          5   $         --   $         --  $         44
Net realized gains (losses)                             5              1             (1)            --             --            (1)
Change in unrealized gains (losses)                    --             52            126             (3)            --           120
                                             ------------   ------------   ------------   ------------  ------------   ------------

     Change in net assets resulting
       from operations                                  6             76            130             (3)            --           163
                                             ------------   ------------   ------------   ------------   ------------   ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               48            359            797             71             --           901
Benefit payments                                      (16)            --             --             --             --           (31)
Payments on termination                                --             (1)           (19)            --             --           (18)
Contract maintenance charges                           --             --             (1)            --             --            (1)
Transfers among the portfolios and with the
  Fixed Account - net                                  51             (9)            34             11             --           147
                                             ------------   ------------   ------------   ------------   ------------  ------------

     Change in net assets resulting from
       capital transactions                            83            349            811             82             --           998
                                             ------------   ------------   ------------   ------------   ------------  ------------

INCREASE IN NET ASSETS                                 89            425            941             79             --         1,161

NET ASSETS AT BEGINNING OF PERIOD                      --             --             --             --             --            --
                                             ------------   ------------   ------------   ------------   ------------  ------------

NET ASSETS AT END OF PERIOD                  $         89   $        425   $        941   $         79   $         --  $      1,161
                                             ============   ============   ============   ============   ============  ============



 See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                AIM Variable Insurance               Goldman Sachs
                                                Funds, Inc. Portfolios     Variable Insurance Trust Portfolios
                                             --------------------------  ----------------------------------------


                                                       For the Period November 9, 1998 to December 31, 1998
                                             --------------------------------------------------------------------

                                                               V. I.         Growth        CORE          CORE
                                                 V. I.         High           and          U.S.        Large Cap
                                               Balanced       Yield          Income       Equity         Growth
                                             ------------  ------------  ------------  ------------  ------------

FROM OPERATIONS
Net investment income (loss)                 $         --  $         --  $         --  $         --  $         --
Net realized gains (losses)                            --            --            --            --            --
Change in unrealized gains (losses)                    --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------

     Change in net assets resulting
       from operations                                 --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                4            --             4             4            --
Benefit payments                                       --            --            --            --            --
Payments on termination                                --            --            --            --            --
Contract maintenance charges                           --            --            --            --            --
Transfers among the portfolios and with the
  Fixed Account - net                                  --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------

     Change in net assets resulting from
       capital transactions                             4            --             4             4            --
                                             ------------  ------------  ------------  ------------  ------------

INCREASE IN NET ASSETS                                  4            --             4             4            --

NET ASSETS AT BEGINNING OF PERIOD                      --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                  $          4  $         --  $          4  $          4  $         --
                                             ============  ============  ============  ============  ============



 See notes to financial statements.



GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                Goldman Sachs Variable Insurance Trust Portfolios
                                             -----------------------------------------------------------------------------------

                                                             For the Period November 9, 1998 to December 31, 1998
                                             -----------------------------------------------------------------------------------

                                                   CORE                              Mid
                                                   Small          Capital            Cap         International       Global
                                               Cap Equity          Growth          Equity           Equity            Income
                                             ---------------  ---------------  ---------------  ---------------  ----------------

FROM OPERATIONS
Net investment income (loss)                 $            --  $            --  $            --  $            --  $            --
Net realized gains (losses)                               --               --               --               --               --
Change in unrealized gains (losses)                       --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

     Change in net assets resulting
       from operations                                    --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                  --               --                5               --               --
Benefit payments                                          --               --               --               --               --
Payments on termination                                   --               --               --               --               --
Contract maintenance charges                              --               --               --               --               --
Transfers among the portfolios and with the
  Fixed Account - net                                     --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

     Change in net assets resulting from
       capital transactions                               --               --                5               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE IN NET ASSETS                                    --               --                5               --               --

NET ASSETS AT BEGINNING OF PERIOD                         --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD                  $            --  $            --  $             5  $            --  $            --
                                             ===============  ===============  ===============  ===============  ===============


 See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                        Morgan Stanely Dean Witter Universal Funds, Inc. Portfolios
                                             -----------------------------------------------------------------------------------

                                                             For the Period November 9, 1998 to Decmber 31, 1998
                                             -----------------------------------------------------------------------------------
                                                                                                      Mid
                                                 Fixed             Equity                             Cap           U.S. Real
                                                 Income            Growth            Value           Value           Estate

                                             ---------------  ---------------  ---------------  ---------------  ---------------

FROM OPERATIONS
Net investment income (loss)                 $            --  $            --  $            --  $            --  $            --
Net realized gains (losses)                               --               --               --               --               --
Change in unrealized gains (losses)                       --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

     Change in net assets resulting
       from operations                                    --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                  --                4               --                4               --
Benefit payments                                          --               --               --               --               --
Payments on termination                                   --               --               --               --               --
Contract maintenance charges                              --               --               --               --               --
Transfers among the portfolios and with the
  Fixed Account - net                                     --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

     Change in net assets resulting from
       capital transactions                               --                4               --                4               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE IN NET ASSETS                                    --                4               --                4               --

NET ASSETS AT BEGINNING OF PERIOD                         --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD                  $            --  $             4  $            --  $             4  $            --
                                             ===============  ===============  ===============  ===============  ===============



 See notes to financial statements.


GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                 Morgan Stanley Dean Witter
                                                     Universal Funds, Inc.                   Neuberger & Berman Advisers
                                                        Portfolios                             Management Trust Portfolios
                                             --------------------------------  -------------------------------------------------

                                                               For the Period November 9, 1998 to December 31, 1998
                                             -----------------------------------------------------------------------------------
                                                                                                                      AMT
                                                 Global        International        AMT               AMT           Mid-Cap
                                                 Equity           Magnum          Guardian         Partners          Growth
                                             ---------------  ---------------  ---------------  ---------------  ---------------

FROM OPERATIONS
Net investment income (loss)                 $            --  $            --  $            --  $            --  $            --
Net realized gains (losses)                               --               --               --               --               --
Change in unrealized gains (losses)                       --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

     Change in net assets resulting
       from operations                                    --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                   3               --               --               --               --
Benefit payments                                          --               --               --               --               --
Payments on termination                                   --               --               --               --               --
Contract maintenance charges                              --               --               --               --               --
Transfers among the portfolios and with the
  Fixed Account - net                                     --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

     Change in net assets resulting from
       capital transactions                                3               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE IN NET ASSETS                                     3               --               --               --               --

NET ASSETS AT BEGINNING OF PERIOD                         --               --               --               --               --
                                             ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD                  $             3  $            --  $            --  $            --  $            --
                                             ===============  ===============  ===============  ===============  ===============



 See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1.   ORGANIZATION

     Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. The Account was established January 15, 1996, by resolution of the Board of Directors of Glenbrook Life and began accepting policyholder deposits on December 29, 1997. No financial statements were issued for 1997 because contractholder deposits were minimal.

     Glenbrook Life issues two variable annuity contracts, the Enhanced Glenbrook Provider and the Glenbrook Provider, the deposits of which are invested at the direction of the contractholder in the sub-accounts
     ("portfolios" for purposes of this report) that comprise the Account. Contractholders bear all investment risk for amounts allocated to the Account. The portfolios invest in the American Century Variable Portfolios, Inc., Morgan Stanley Dean Witter Variable Investment Series, Dreyfus Variable Investment Funds, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund, MFS Variable Insurance Trust, AIM Variable Insurance Funds, Inc., Goldman Sachs Variable Insurance Trust, Morgan Stanley Dean Witter Universal Funds, Inc., and Neuberger & Berman Advisers Management Trust (collectively the "Funds").

     Glenbrook Life provides insurance and administrative services to the contractholders for a fee.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1998.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the date of record.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998 as the Account did not generate taxable income.

3.   CONTRACT CHARGES

     Glenbrook Life charges each contractholder daily at a per annum rate as follows:

                                          Mortality and        Administrative
                                           expense risk           expense
                                           ------------           -------

     Glenbrook Provider                     1.25% (a)               .10%
     Enhanced Glenbrook Provider            1.05% (b)               .10%



     (a) An enhanced death benefit rider is available at an additional charge of .10%, bringing the total mortality and expense charge to 1.35%.

     (b) An enhanced death benefit rider is available at an additional charge of .22%, bringing the total mortality and expense charge to 1.27%. An enhanced death benefit and income benefit combination rider is available at an additional charge of .44%, bringing the total mortality and expense charge to 1.49%.

     If aggregate deposits are less than $50,000, Glenbrook Life will deduct an annual maintenance fee of $35 on each contract anniversary for either contract.


4.   FINANCIAL INSTRUMENTS

     The investments of the Account are carried at fair value, based on quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.


5.  UNITS ISSUED AND REDEEMED
    (Units in whole amounts)
                                                                                               Glenbrook Provider

                                                                                           Unit activity during 1998:
                                                                                           --------------------------
                                                                                                                       Accumulation
                                                                              Units                           Units         Unit
                                                                           Outstanding                     Outstanding     Value
                                                                             December    Units     Units     December    December
                                                                             31, 1997    Issued   Redeemed   31, 1998    31, 1998
                                                                           -----------  --------  -------- ----------  ------------
Investments in the American Century Variable Portfolios Inc., Portfolios:
     American Century VP Balanced                                                   --     9,626        (5)     9,621  $  12.13
     American Century VP International                                              --       361       (17)       344     11.75
 Investments in Dreyfus Variable Investment Fund Portfolios:
     VIF Growth & Income                                                            --    16,034      (325)    15,709     11.67
     VIF Money Market                                                               --    53,549   (52,799)       750     10.58
     VIF Small Company Stock                                                        --       828      (118)       710     10.36
 Investment in The Dreyfus Socially Responsible Growth Fund, Inc.                   --     4,728        (2)     4,726     13.29
 Investment in the Dreyfus Stock Index Fund                                         --    42,555    (3,350)    39,205     12.83
 Investments in the Morgan Stanley Dean Witter Variable Investment Series
  Portfolios:
     VIS Dividend Growth                                                            --        --        --         --        --
     VIS European Growth                                                            --        --        --         --        --
     VIS Quality Income Plus                                                        --        --        --         --        --
     VIS Utilities                                                                  --        --        --         --        --
 Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
     VIP II Contrafund                                                               3    12,985    (3,638)     9,350     14.21
 Investment in the Fidelity Variable Insurance Products Fund Portfolios:
     VIP Growth                                                                      3     6,362        (4)     6,361     14.71
     VIP High Income                                                                 3    15,931   (10,404)     5,530     10.18
     VIP Equity-Income                                                              --    48,029    (7,763)    40,266     11.27
 Investments in MFS Variable Insurance Trust Portfolios:                            --
     MFS Emerging Growth                                                             2     7,225    (2,255)     4,972     14.57
     MFS Limited Maturity                                                           --     1,015        (1)     1,014     10.29
     MFS Growth with Income Series                                                  --        --        --         --        --
     MFS New Discovery Series                                                       --        --        --         --        --
 Investments in AIM Variable Insurance Funds, Inc. Portfolios:
     V.I. Capital Appreciation                                                      --     9,357    (2,810)     6,547     12.36
     V.I. Diversified Income                                                        --    10,673    (1,010)     9,663     10.13
     V.I. Government Securities                                                     --       692      --          692     10.87
     V.I. Growth                                                                    --    16,972    (1,070)    15,902     13.49
     V.I. Growth and Income                                                         --    20,665       (27)    20,638     12.90
     V.I. International Equity                                                      --     1,492        (1)     1,491     11.45
     V.I. Global Utilities                                                          --        --        --         --        --
     V.I. Value                                                                     --    40,827    (5,969)    34,858     13.30
     V.I. Balanced                                                                  --        --        --         --        --
     V.I. High Yield                                                                --        --        --         --        --
 Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
     Growth and Income Fund                                                         --        --        --         --        --
     CORE U.S. Equity                                                               --        --        --         --        --
     CORE Large Cap Growth                                                          --        --        --         --        --
     CORE Small Cap Equity Fund                                                     --        --        --         --        --
     Capital Growth                                                                 --        --        --         --        --
     Mid Cap Equity                                                                 --        --        --         --        --
     International Equity                                                           --        --        --         --        --
     Global Income                                                                  --        --        --         --        --
 Investments in Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
     Fixed Income                                                                   --        --        --         --        --
     Equity Growth                                                                  --        --        --         --        --
     Value                                                                          --        --        --         --        --
     Mid Cap Value                                                                  --        --        --         --        --
     U.S. Real Estate                                                               --        --        --         --        --
     Global Equity                                                                  --        --        --         --        --
     International Magnum                                                           --        --        --         --        --
 Investments in Neuberger & Berman Advisers Management Trust Portfolios:
     AMT Guardian                                                                   --        --        --         --        --
     AMT Partners                                                                   --        --        --         --        --
     AMT Mid Cap Growth                                                             --        --        --         --        --

    Units relating to accrued contract maintenance charges are included in units redeemed.

5.  UNITS ISSUED AND REDEEMED
    (Units in whole amounts)
                                                                              Glenbrook Provider with Enhanced Death Benefit Rider

                                                                                           Unit activity during 1998:
                                                                                           --------------------------
                                                                                                                       Accumulation
                                                                              Units                           Units         Unit
                                                                           Outstanding                     Outstanding     Value
                                                                             December    Units     Units     December    December
                                                                             31, 1997    Issued   Redeemed   31, 1998    31, 1998
                                                                           -----------  --------  -------- ----------  ------------
Investments in the American Century Variable Portfolios Inc., Portfolios:
    American Century VP Balanced                                                     --    8,393      (677)     7,716  $  12.12
    American Century VP International                                                --    5,586      (390)     5,196     11.73
Investments in the Dreyfus Variable Investment Fund Portfolios:
    VIF Growth & Income                                                              --   18,040        (9)    18,031     11.66
    VIF Money Market                                                                 --   60,880   (47,853)    13,027     10.57
    VIF Small Company Stock                                                          --    6,508      (755)     5,753     10.34
Investment in The Dreyfus Socially Responsible Growth Fund, Inc.                     --    4,375        (2)     4,373     13.27
Investment in the Dreyfus Stock Index Fund                                           --   92,783    (5,848)    86,935     12.82
Investments in the Morgan Stanley Dean Witter Variable Investment Series
 Portfolios:
    VIS Dividend Growth                                                              --        --        --        --        --
    VIS European Growth                                                              --        --        --        --        --
    VIS Quality Income Plus                                                          --        --        --        --        --
    VIS Utilities                                                                    --        --        --        --        --
Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
    VIP II Contrafund                                                                --   13,262    (1,424)    11,838     14.18
Investment in the Fidelity Variable Insurance Products Fund Portfolios:
    VIP Growth                                                                       --    8,966       (19)     8,947     14.69
    VIP High Income                                                                  --   35,135    (6,626)    28,509     10.16
    VIP Equity-Income                                                                --   80,346    (4,296)    76,050     11.26
Investments in the MFS Variable Insurance Trust Portfolios:
    MFS Emerging Growth                                                              --    8,464    (2,379)     6,085     14.54
    MFS Limited Maturity                                                             --    3,998        (2)     3,996     10.27
    MFS Growth with Income Series                                                    --        --        --        --        --
    MFS New Discovery Series                                                         --        --        --        --        --
Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
    V.I. Capital Appreciation                                                        --     5,586      (389)    5,197     30.70
    V.I. Diversified Income                                                          --     9,565      (634)    8,931     10.12
    V.I. Government Securities                                                       --    14,919    (7,373)    7,546     10.86
    V.I. Growth                                                                      --    15,260        (8)   15,252     13.48
    V.I. Growth and Income                                                           --    58,333    (5,975)   52,358     12.88
    V.I. International Equity                                                        --     5,406        (3)    5,403     11.43
    V.I. Global Utilities                                                            --        --        --        --        --
    V.I. Value                                                                       --    69,861   (17,351)   52,510     13.29
    V.I. Balanced                                                                    --        --        --        --        --
    V.I. High Yield                                                                  --        --        --        --        --
Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
    Growth and Income Fund                                                           --        --        --        --        --
    CORE U.S. Equity                                                                 --        --        --        --        --
    CORE Large Cap Growth                                                            --        --        --        --        --
    CORE Small Cap Equity Fund                                                       --        --        --        --        --
    Capital Growth                                                                   --        --        --        --        --
    Mid Cap Equity                                                                   --        --        --        --        --
    International Equity                                                             --        --        --        --        --
    Global Income                                                                    --        --        --        --        --
Investments in Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
    Fixed Income                                                                     --        --        --        --        --
    Equity Growth                                                                    --        --        --        --        --
    Value                                                                            --        --        --        --        --
    Mid Cap Value                                                                    --        --        --        --        --
    U.S. Real Estate                                                                 --        --        --        --        --
    Global Equity                                                                    --        --        --        --        --
    International Magnum                                                             --        --        --        --        --
Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
    AMT Guardian                                                                     --        --        --        --        --
    AMT Partners                                                                     --        --        --        --        --
    AMT Mid Cap Growth                                                               --        --        --        --        --

    Units relating to accrued contract maintenance charges are included in units redeemed.

5.  UNITS ISSUED AND REDEEMED
    (Units in whole amounts)
                                                                       Enhanced Glenbrook Provider With Enhanced Death Benefit Rider

                                                                                           Unit activity during 1998:
                                                                                           --------------------------
                                                                                                                       Accumulation
                                                                              Units                           Units         Unit
                                                                           Outstanding                     Outstanding     Value
                                                                             December    Units     Units     December    December
                                                                             31, 1997    Issued   Redeemed   31, 1998    31, 1998
                                                                           -----------  --------  -------- ----------  ------------
Investment in the American Century Variable Portfolios, Inc. Portfolios:
    American Century VP Balanced                                                     --        --        --        --    $   --
    American Century VP International                                                --        --        --        --        --
Investments in the Dreyfus Variable Investment Fund Portfolios:
    VIF Growth & Income                                                              --        --        --        --        --
    VIF Money Market                                                                 --        --        --        --        --
    VIF Small Company Stock                                                          --       737        --       737     10.66
Investment in The Dreyfus Socially Responsible Growth Fund, Inc.                     --        --        --        --        --
Investment in the Dreyfus Stock Index Fund                                           --        --        --        --        --
Investments in the Morgan Stanley Dean Witter Variable Investment Series
 Portfolios:
    VIS Dividend Growth                                                              --        --        --        --        --
    VIS European Growth                                                              --        --        --        --        --
    VIS Quality Income Plus                                                          --        --        --        --        --
    VIS Utilities                                                                    --        --        --        --        --
Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
    VIP II Contrafund                                                                --        --        --        --        --
Investment in the Fidelity Variable Insurance Products Fund Portfolios:
    VIP Growth                                                                       --       313        --       313     11.20
    VIP High Income                                                                  --        --        --        --        --
    VIP Equity-Income                                                                --        --        --        --        --
Investments in the MFS Variable Insurance Trust Portfolios:
    MFS Emerging Growth                                                              --        --        --        --        --
    MFS Limited Maturity                                                             --        --        --        --        --
    MFS Growth with Income Series                                                    --        --        --        --        --
    MFS New Discovery Series                                                         --        --        --        --        --
Investments in the Aim Variable Insurance Funds, Inc. Portfolios:
    V.I. Capital Appreciation                                                        --     1,467        (1)    1,466     11.39
    V.I. Diversified Income                                                          --        --        --        --        --
    V.I. Government Securities                                                       --        --        --        --        --
    V.I. Growth                                                                      --        --        --        --        --
    V.I. Growth and Income                                                           --        --        --        --        --
    V.I. International Equity                                                        --        --        --        --        --
    V.I. Global Utilities                                                            --        --        --        --        --
    V.I. Value                                                                       --        --        --        --        --
    V.I. Balanced                                                                    --        --        --        --        --
    V.I. High Yield                                                                  --        --        --        --        --
Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
    Growth and Income Fund                                                           --        --        --        --        --
    CORE U.S. Equity                                                                 --        --        --        --        --
    CORE Large Cap Growth                                                            --        --        --        --        --
    CORE Small Cap Equity Fund                                                       --        --        --        --        --
    Capital Growth                                                                   --        --        --        --        --
    Mid Cap Equity                                                                   --       517        --       517      9.98
    International Equity                                                             --        --        --        --        --
    Global Income                                                                    --        --        --        --        --
Investments in Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
    Fixed Income                                                                     --        --        --        --        --
    Equity Growth                                                                    --        --        --        --        --
    Value                                                                            --        --        --        --        --
    Mid Cap Value                                                                    --        --        --        --        --
    U.S. Real Estate                                                                 --        --        --        --        --
    Global Equity                                                                    --       245        --       245     10.43
    International Magnum                                                             --        --        --        --        --
Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
    AMT Guardian                                                                     --        --        --        --        --
    AMT Partners                                                                     --        --        --        --        --
    AMT Mid Cap Growth                                                               --        --        --        --        --

    Units relating to accrued contract maintenance charges are included in units redeemed.

5. UNITS ISSUED AND REDEEMED
    (Units in whole amounts)
                                                                                Enhanced Glenbrook Provider With Enhanced Death
                                                                               Benefit Rider and Income Benefit Combination Rider

                                                                                           Unit activity during 1998:
                                                                                           --------------------------
                                                                                                                       Accumulation
                                                                              Units                           Units         Unit
                                                                           Outstanding                     Outstanding     Value
                                                                             December    Units     Units     December    December
                                                                             31, 1997    Issued   Redeemed   31, 1998    31, 1998
                                                                           -----------  --------  -------- ----------  ------------
Investments in the American Century Variable Portfolios Inc., Portfolios:
    American Century VP Balanced                                                     --        --        --        --    $   --
    American Century VP International                                                --        --        --        --        --
Investments in the Dreyfus Variable Investment Fund Portfolios:
    VIF Growth & Income                                                              --        --        --        --        --
    VIF Money Market                                                                 --        --        --        --        --
    VIF Small Company Stock                                                          --        --        --        --        --
Investment in The Dreyfus Socially Responsible Growth Fund, Inc.                     --        --        --        --        --
Investment in the Dreyfus Stock Index Fund                                           --       401        --       401     10.87
Investments in the Morgan Stanley Dean Witter Variable Investment Series
 Portfolios:
    VIS Dividend Growth                                                              --        --        --        --        --
    VIS European Growth                                                              --        --        --        --        --
    VIS Quality Income Plus                                                          --        --        --        --        --
    VIS Utilities                                                                    --        --        --        --        --
Investment in the Fidelity Variable Insurance Products Fund II Portfolio:
    VIP II Contrafund                                                                --       387        --       387     11.66
Investment in the Fidelity Variable Insurance Products Fund Portfolios:
    VIP Growth                                                                       --        --        --        --        --
    VIP High Income                                                                  --        --        --        --        --
    VIP Equity-Income                                                                --        --        --        --        --
Investments in the MFS Variable Insurance Trust Portfolios:
    MFS Emerging Growth                                                              --       377        --       377     11.95
    MFS Limited Maturity                                                             --        --        --        --        --
    MFS Growth with Income Series                                                    --        --        --        --        --
    MFS New Discovery Series                                                         --        --        --        --        --
Investments in the AIM Variable Insurance Funds, Inc. Portfolios:
    V.I. Capital Appreciation                                                        --       398        --       398     11.39
    V.I. Diversified Income                                                          --        --        --        --        --
    V.I. Government Securities                                                       --        --        --        --        --
    V.I. Growth                                                                      --       386        --       386     11.83
    V.I. Growth and Income                                                           --        --        --        --        --
    V.I. International Equity                                                        --        --        --        --        --
    V.I. Global Utilities                                                            --        --        --        --        --
    V.I. Value                                                                       --        --        --        --        --
    V.I. Balanced                                                                    --       405        --       405     10.73
    V.I. High Yield                                                                  --        --        --        --        --
Investments in the Goldman Sachs Variable Insurance Trust Portfolios:
    Growth and Income Fund                                                           --       419        --       419      9.94
    CORE U.S. Equity                                                                 --       401        --       401     10.89
    CORE Large Cap Growth                                                            --        --        --        --        --
    CORE Small Cap Equity Fund                                                       --        --        --        --        --
    Capital Growth                                                                   --        --        --        --        --
    Mid Cap Equity                                                                   --        --        --        --        --
    International Equity                                                             --        --        --        --        --
    Global Income                                                                    --        --        --        --        --
Investments in Morgan Stanley Dean Witter Universal Funds, Inc. Portfolios:
    Fixed Income                                                                     --        --        --        --        --
    Equity Growth                                                                    --       406        --       406     10.94
    Value                                                                            --        --        --        --        --
    Mid Cap Value                                                                    --       408        --       408     10.96
    U.S. Real Estate                                                                 --        --        --        --        --
    Global Equity                                                                    --        --        --        --        --
    International Magnum                                                             --        --        --        --        --
Investments in the Neuberger & Berman Advisers Management Trust Portfolios:
    AMT Guardian                                                                     --        --        --        --        --
    AMT Partners                                                                     --        --        --        --        --
    AMT Mid Cap Growth                                                               --        --        --        --        --

    Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

        (a)    FINANCIAL STATEMENTS

The financial statements of Glenbrook Life and Annuity Company and the Financial Statements of Glenbrook Life Multi-Manager Variable Account are contained in Part B of this Registration Statement.

        (b)    EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Multi-Manager Variable Account (previously filed in this Registration Statement (File No. 333-00999), by amendment dated February 12, 1996)

(2)     Not Applicable

(3) Form of Underwriting Agreement (previously filed in this Registration Statement (File No. 333-00999), by amendment dated August 22, 1996)

(4) Specimen Contract (previously filed in this Registration Statement (File No. 333-00999), by amendment dated August 22, 1996)

(5) Application for a Contract (previously filed in this Registration Statement (File No. 333-00999), by amendment dated August 22, 1996)

(6)(a)  Amended  and  Restated   Articles  of  Incorporation   and  Articles  of
        Redomestication of Glenbrook Life and Annuity Company (incorporated herein by reference to Depositor's Form 10-K dated March 26, 1999)

(6) (b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (incorporated herein by reference to Depositor's Form 10-K dated March 26, 1999)

(7) Reinsurance Agreement (incorporated herein by reference to Depositor's S-1 Registration Statement (File No. 333-07275) dated June 28, 1996)

(8) Form of Participation Agreements (previously filed in this Registration Statement (File No. 333-00999), by amendments dated August 22, 1996 and September 30, 1998)

(9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (previously filed in this Registration Statement (File No. 333-00999), by amendment dated August 22, 1996)

(9)(b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Freedman, Levy, Kroll & Simonds

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Previously filed in this Registration Statement (File No. 333-00999), by amendment dated April 1, 1998)

(13)(b) Performance Data Calculations (Previously filed in this Registration Statement (File No. 333-00999), by amendment dated September 30, 1998)

(14)    Not applicable.

99(a) Power of Attorney (Previously filed in this Registration Statement (File No. 333-00999), by amendment dated May 1, 1997)

99(b)   Power of Attorney of Thomas J. Wilson, II


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                 POSITION AND OFFICE WITH
BUSINESS ADDRESS                   DEPOSITOR OF THE ACCOUNT

Louis G. Lower, II                 Director, Chairman of the Board and Chief Executive Officer
Thomas J. Wilson, II               Director and Vice Chairman
Peter H. Heckman                   Director, President and Chief Operating Officer
Michael J. Velotta                 Director, Vice President, Secretary and General Counsel
Sarah R. Donahue                   Director and Assistant Vice President
Brent H. Hamann                    Director
John R. Hunter                     Director
Kevin R. Slawin                    Director and Vice President
Timothy N. Vander Plas             Director and Assistant Vice President
G. Craig Whitehead                 Director and Assistant Vice President
Casey J. Sylla                     Chief Investment Officer
Marla G. Friedman                  Vice President
A. Sales Miller                    Vice President-Operations
James P. Zils                      Treasurer
Keith A. Hauschildt                Assistant Vice President and Controller
C. Nelson Strom                    Assistant Vice President and Corporate Actuary
Kathleen A. Urbanowicz             Assistant Vice President-Operations
Barry S. Paul                      Assistant Vice President
Robert N. Roeters                  Assistant Vice President
Joanne M. Derrig                   Assistant Secretary and Chief Compliance Officer
Brenda D. Sneed                    Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian                 Assistant Secretary
Paul N. Kierig                     Assistant Secretary
Mary J. McGinn                     Assistant Secretary
Gregory C. Sernett                 Assistant Secretary
Nancy M. Bufalino                  Assistant Treasurer
Patricia W. Wilson                 Assistant Treasurer


The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Form 10-K Annual Report, filed by the Allstate Corporation on March 28, 1999 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of April 13, 1999, there were 105 nonqualified contracts and 100 qualified contracts.


28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgements, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29.     PRINCIPAL UNDERWRITERS

     (a)Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

        Glenbrook Life and Annuity Company Separate Account A
        Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life Variable Life Separate Account A
        Glenbrook  Life  Variable  Life  Separate  Account B
        Glenbrook  Life Scudder  Variable  Account (A)
        Allstate  Life  Insurance Company Separate Account A
        Allstate Life of New York Separate Account A
        Glenbrook Life AIM Variable Life Separate Account A

(b)     The directors and principal officers of the principal underwriter are:


        Name and Principal Business          Positions and Offices
        Address* of Each Such Person         with Underwriter
        ----------------------------         ---------------------
        Louis G. Lower, II                   Director
        Kevin R. Slawin                      Director
        Michael J. Velotta                   Director and Secretary
        John R. Hunter                       President and Chief Executive Officer
        Diane Bellas                         Vice President and Controller
        Brent H. Hamann                      Vice President
        Andrea J. Schur                      Vice President
        Terry R. Young                       General Counsel and Assistant Secretary
        James P. Zils                        Treasurer
        Lisa A. Burnell                      Assistant Vice President and Compliance Officer
        Robert N. Roeters                    Assistant Vice President
        Emma M. Kalaidjian                   Assistant Secretary
        Brenda D. Sneed                      Assistant Secretary
        Nancy M. Bufalino                    Assistant Treasurer


        * The principal business address of the above-named individuals is 3100 Sanders Road, Northbrook, Illinois.

  (c)   Compensation of Allstate Life Financial Services, Inc.

        None.

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

 The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Individual and Group Flexible Premium Deferred Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 27th day of April, 1999.

                          GLENBROOK LIFE MULTI-MANAGER
                                VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

(SEAL)

Attest: /s/Brenda D. Sneed                   By: /s/Michael J. Velotta
        ------------------                       ---------------------
        Brenda D. Sneed                          Michael J. Velotta
        Assistant Secretary                      Vice President, Secretary and
        and Assistant General Counsel            General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 27th day of April, 1999.


*/LOUIS G. LOWER, II                Chairman of the Board, Chief
--------------------                Executive Officer and Director
  Louis G. Lower, II                (Principal Executive Officer)

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General
---------------------               Counsel and Director
   Michael J. Velotta

*/THOMAS J. WILSON, II              Vice Chairman and Director
----------------------              (Principal Operating Officer)
  Thomas J. Wilson, II

*/PETER H. HECKMAN                  President, Chief Operating Officer
------------------                  and Director
  Peter H. Heckman

*/JOHN R. HUNTER                    Director
----------------
  John R. Hunter

*/KEVIN R. SLAWIN                   Vice President and Director
-----------------                   (Principal Financial Officer)
  Kevin R. Slawin

*/G. CRAIG WHITEHEAD                Vice President and Director
--------------------
  G. Craig Whitehead

*/KEITH A. HAUSCHILDT               Assistant Vice President and Controller
  -------------------               (Principal Accounting Officer)
  Keith A. Hauschildt

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT INDEX

Exhibit        Description

(9)(b)         Opinion and Consent of General Counsel

(10)(a)        Independent Auditors' Consent

(10)(b)        Consent of Freedman, Levy, Kroll & Simonds

(99)           Power of Attorney for Thomas J. Wilson, II